As filed with the Securities and Exchange Commission on February 4, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 98	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 102	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                    As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
CV Sector Rotational Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

PART A

FORM N-1A

PROSPECTUS

CV Sector Rotational Fund
Institutional Class Shares (____X)
Retail Class Shares (____X)

A series of the
Starboard Investment Trust

PROSPECTUS

_________, 2013

This prospectus contains information about the CV Sector Rotational Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  This prospectus relates to the Institutional Class Shares and Retail Class Shares offered by the Fund. For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor

CV Investment Advisors, LLC
300 Four Falls Corporate Center
Suite 200
West Conshohocken, Pennsylvania 19428

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Page

Summary	2
Principal Investment Objective, Strategies, and Risks	9
Investment Objective	9
Principal Investment Strategy	9
Principal Risks of Investing in the Fund	11
Non-Principal Investment Policies and Risks	14
Management of the Fund	15
Investment Advisor	15
Investment Sub-Advisor	15
Distributor	16
Additional Infomration on Expenses	17
Investing in the Fund	18
Purchase Options	18
Purchase and Redemption Price	18
Buying or Selling Shares Through a Financial Intermediary	21
Purchasing Shares	21
Redeeming Shares	23
Frequent Purchases and Redemptions	26
Other Important Investment Information	28
Dividends, Distributions, and Taxes	28
Financial Highlights	28
Additional Information	Back Cover

SUMMARY

INVESTMENT OBJECTIVE

The CV Sector Rotational Fund seeks to provide long-term growth of capital.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Retail
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Retail
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses2	1.50%	1.50%
Total Annual Fund Operating Expenses	2.50%	2.75%
Fee Waiver and/or Expense Limitation2	1.00%	1.00%
Net Annual Fund Operating Expenses	1.50%	1.75%

1.     Since the Fund is newly organized, “Other Expenses” are based on estimated expenses for the current fiscal year.

2.     The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2015.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator receives payments under the agreement at a maximum annual rate of 0.50%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through January 31, 2015, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $38 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that

2

are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 1.50% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, expenses on short sales, acquired fund fees and expenses, and extraordinary expenses.  The Fund’s net expense ratio will be higher than 1.50% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years
Institutional Class	$153	$683
Retail Class	$178	$759

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-advisor, ICC Capital Management Inc. (the “Sub-Advisor”), will, under normal market conditions, employ the following strategies:

•
Common Stocks.  The Fund invests at least 65% of its total assets in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stocks and securities purchased on a when-issued basis.  The Fund invests its assets in stocks of companies without regard to market capitalizations, including small and mid-cap companies.  The Fund will also invest in a limited number of securities.

•
Growth Stocks.  The Fund invests a large portion of its assets (in excess of 25%) in stocks of companies in the same industry sector when the Fund’s Sub-adviser believes that industry sector has an above-average prospect for achieving superior growth.

3

•
Special Situations.  The Fund invests up to 25% of its assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will help the Fund.  A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company.  Special situations include, but are not limited to, spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies.

•
Portfolio Turnover.  The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

•
Foreign Securities.  The Fund invests up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).  The Fund’s Sub-adviser will generally select foreign securities on a stock-by-stock basis based on total return potential.

There are two primary reasons that the Sub-adviser decides to sell a stock: valuation and/or deteriorating fundamentals.  With respect to valuation, the Sub-adviser regularly translates the current price of a security into a measure of the implied future returns on invested capital for a company.  The Sub-adviser looks to reallocate assets to other, more attractive situations when valuations reach levels at or above its assessment of reasonable future returns on capital.  With respect to deteriorating fundamentals, before initiating a position, the Sub-adviser sets clear objectives that it expects the company to meet or exceed.  After establishing an investment thesis and setting targets for management, the Sub-adviser closely monitors progress.  The Sub-adviser will likely sell a position if a company delivers results below expectations, changes management, or encounters competitive forces that change our outlook.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

4

Common Stock Risk.  The Fund’s investments in shares of common stock, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.

Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented.  If the Fund’s perceptions of a company’s potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Sector Focus Risk. The Fund’s performance may be closely tied to the performance of companies in a limited number of sectors and could be more volatile than the performance of less focused funds.  Companies in a single sector or related sectors can react similarly to market, economic, political, regulatory, and geopolitical conditions.

Special Situations Risk. The Fund invests in “special situations.”  Special situations often involve much greater risk than is found in the normal course of investing.  Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s Sub-adviser expects, which could negatively impact the Fund.  To minimize these risks, the Fund will limit its investments to no more than 25% of the Fund’s total net assets (valued at the time of investment).

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund may include preferred stocks, convertible preferred stocks, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

5

Foreign Investment Risk.  The Fund’s investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund’s foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Emerging Markets Risk.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund’s investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading.  As a result, the Fund could experience higher than average portfolio turnover.  A higher rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

6

Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry.  As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

New Fund Risk.  The Fund was formed in 2013.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operating Risk.  The Advisor and the Fund’s administrator have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Fund’s administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

PERFORMANCE INFORMATION

Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT OF THE FUND’S PORTFOLIO

Investment Advisor.  The Fund’s investment advisor is CV Investment Advisors, LLC.

Investment Sub-Advisor.  ICC Capital Management Inc. is the Fund’s investment sub-advisor.

Portfolio Managers.  The Fund’s portfolio will be managed on a day-to-day basis by G. Michael Mara, Michael Barron, Bart McMurry, and Robert Dombrower.  Mr. Mara is Managing Director and Portfolio Manager of the Sub-Advisor.  Mr. Barron is Director and Portfolio Manager of the Sub-Advisor.  Mr. McMurry is Chief Investment Officer of the Sub-Advisor.  Mr. Dombrower is Senior Vice President and Portfolio Manager of the Sub-Advisor.

7

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment is $2,000 for the Retail class and $1 million for the Institutional class.  The minimum subsequent investment is $100.  The minimums may be waived or reduced in some cases.

You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should be sent to CV Capital Opportunities Fund, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 252-972-1908.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

8

PRINCIPAL INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

INVESTMENT OBJECTIVES

The CV Sector Rotational Fund (the “Fund”) seeks to provide long-term growth of capital.  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.  The Fund’s investment objective may be changed without shareholder approval upon sixty days’ prior written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, ICC Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•
Common Stocks.  The Fund normally invests at least 65% its total assets in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stocks and securities purchased on a when-issued basis.  The Fund invests its assets in stocks of companies without regard to market capitalizations, including small and mid-cap companies. The Fund is not constrained to any particular investment style.  The Fund may invest in stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or a combination of growth and value companies.   The Fund may also invest in a limited number of securities.

The Sub-Advisor uses both a bottom- up and a top down (macro) investment approach in buying and selling investments for the fund.  Investments are selected based on fundamental, quantitative and technical analysis.  The Fund conducts fundamental analysis on each stock in consideration of financial condition as well as market, economic, political and regulatory conditions.  Relative ranking quantitative models are used to systematically evaluate a stock’s valuation, price, price trends, earnings momentum, earnings quality and other factors.  Technical analysis is employed to view market direction, and each stock’s relative strength, momentum, trend and additional technical vantage points.

•
Growth Stocks.  The Fund invests a large portion of its assets (in excess of 25%) in stocks of companies in the same industry sector when the Fund’s Sub-adviser believes that industry sector has an above-average prospect for achieving superior growth.

•
Special Situations.  The Fund invests up to 25% its assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will help the Fund.  A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company.  Special situations include, but are not limited to, spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies.

9

•
Portfolio Turnover.  The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund may have a portfolio turnover rate that is significantly higher than other mutual funds.

•
Foreign Securities.  The Fund invests up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).  (ADRs are receipts issued by a U.S. depository (usually a U.S. bank) that represent an ownership interest in an underlying foreign security that is held by the depository.)  The Fund’s Sub-adviser will generally select foreign securities on a stock-by-stock basis based on total return potential.

The Sub-adviser reinvests the Fund’s assets in different industry sectors as appropriate when it believes that an industry sector should be over-weighted.  The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Fund’s sub-adviser believes that it will benefit the Fund.  Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision.  Portfolio turnover rates are generally not a factor in making buy and sell decisions.

There are two primary reasons that the Sub-adviser decides to sell a stock: valuation and/or deteriorating fundamentals.  With respect to valuation, the Sub-adviser regularly translates the current price of a security into a measure of the implied future returns on invested capital for a company.  The Sub-adviser looks to reallocate assets to other, more attractive situations when valuations reach levels at or above its assessment of reasonable future returns on capital.  With respect to deteriorating fundamentals, before initiating a position, the Sub-adviser sets clear objectives that it expects the company to meet or exceed.  After establishing an investment thesis and setting targets for management, the Sub-adviser closely monitors progress.  The Sub-adviser will likely sell a position if a company delivers results below expectations, changes management, or encounters competitive forces that change our outlook.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

10

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Common Stock Risk.  The Fund’s investments in shares of common stock, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies.  If the Fund’s perceptions of a company’s potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Sector Focus Risk. The Fund’s performance may be closely tied to the performance of companies in a limited number of sectors and could be more volatile than the performance of less focused funds.  Companies in a single sector or related sectors can react similarly to market, economic, political, regulatory, and geopolitical conditions.

Special Situations Risk. The Fund invests in “special situations.”  Special situations often involve much greater risk than is found in the normal course of investing.  Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s Sub-adviser expects, which could negatively impact the Fund.  To minimize these risks, the Fund will limit its investments to no more than 25% of the Fund’s total net assets (valued at the time of investment).

11

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund may include preferred stocks, convertible preferred stocks, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Foreign Investment Risk.  The Fund’s investments in foreign securities involve risks different from those associated with domestic securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Emerging Markets Risk.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

12

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  The Fund may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), and other similar global instruments.  ADRs are generally issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  GDRs are generally issued by a foreign branch of an international bank that evidence ownership of foreign underlying securities.  Unsponsored ADR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs and GDRs, and the prices of unsponsored ADRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  The Fund’s investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading.  As a result, the Fund could experience higher than average portfolio turnover.  A higher rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry.  As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

New Fund Risk.  The Fund was formed in 2013.  Investors bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

13

Operating Risk.  The Advisor and the Fund’s administrator have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Fund’s administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

An investment in the Fund should not be considered a complete investment program.  Whether the Fund is not an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

Disclosure of Portfolio Holdings.   A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities can be found in the Statement of Additional Information, which is available from the Fund or on the SEC’s web site, www.sec.gov.

14

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Fund’s investment advisor is CV Investment Advisors, LLC, 300 Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428.  The Advisor was established in 2012 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  Subject to the authority of the Trustees and pursuant to an Investment Advisory Agreement with the Trust, the Advisor provides guidance and policy direction in connection with its management of the Funds’ assets.  The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 1.00%.

Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees’ basis for approving the Investment Advisory Agreement for the Fund can be found in the Fund’s semi-annual report to shareholders, once available, for the period ended March 31, 2013.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Fund.

INVESTMENT SUB-ADVISOR

The Fund’s investment sub-advisor is ICC Capital Management, Inc., located at 390 North Orange Ave., 27th Floor, Orlando, Florida 32801. The sub-advisor was founded in 1995 and is registered with the SEC as an investment adviser pursuant to the Investment Advisers Act.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.  The Sub-Advisor has been rendering investment advisory services to other individuals, pension and profit sharing plans, and trusts since 1995.

Portfolio Managers.  The Fund’s portfolio is managed on a day-to-day basis by G. Michael Mara, Michael Barron, Bart McMurry, and Robert Dombrower.

Mr. Mara serves as Managing Director and Portfolio Manager with ICC and is part of ICC’s Quantitative Strategies Group.  Prior to ICC, Mr. Mara served as Chairman, Chief Executive Officer and founder of Valley Forge Capital Advisors, Inc. (“VFCA”), a SEC-Registered Investment Adviser.  Prior to his position with VFCA, Mr. Mara served in senior executive positions with Millennium Bank, Vanguard Asset Management & Trust and Merrill Lynch.   Mr. Mara earned his B.A. at Emerson College and his M.B.A. from the American University.

15

Mr. Barron serves as Director and Portfolio Manager with ICC and is a member of the firm’s Quantitative Strategies Group.  Prior to joining ICC, Mr. Barron served as the Founder and Portfolio Manager at Revolution Capital, as well as the portfolio strategy consultant to the Sector Rotational Product at Valley Forge Capital Advisors.  Mr. Barron previously served as CEO, Portfolio Manager and Principal at Knott Capital for more than seven years.  He earned a B.S. from Villanova University and has completed executive study at MIT’s Sloan School of Management.

Mr. McMurry currently serves as Chief Investment Officer and has been with the firm since its founding in 1995.  He is also a member of ICC’s Quantitative Strategies Group. Mr. McMurry is an instructor at the Florida Public Pension Trustees Association, an organization for pension trustees.  Mr. McMurry earned his B.A. from Michigan State University and his M.A. in National Security Policy Studies at George Washington University.

Mr. Dombrower serves as Senior Vice President and Portfolio Manager with ICC and is part of ICC’s Quantitative Strategies Group.  Prior to joining ICC in 2004, Mr. Dombrower was an equity portfolio manager and manager of operations for Paradigm Asset Management in New York. In addition, he was a portfolio management associate at Independence Investment Associates in Boston, where he team-managed the firm’s large core equity product.  He received his MM from Boston University and his BA from Binghamton University (SUNY).

Sub-Advisor Compensation.  For its sub-advisory services to the Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund’s average daily net assets at a maximum rate of 0.75%. The fee may be less than the maximum under circumstances agreed upon by the Advisor and Sub-Advisor, based upon factors such as the Fund being in expense reimbursement status, shareholder retention, and new shareholder asset growth. The Fund does not pay a direct fee to the Sub-Advisor.

DISTRIBUTOR

Capital Investment Group, Inc. (“Distributor”) is the principal underwriter and distributor of the Fund’s shares and serves as the Fund’s exclusive agent for the distribution of the Fund shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or others.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”).  Pursuant to the Distribution Plan, the Fund compensates the Distributor with assets attributable to the Retail shares for services rendered and expenses borne in connection with activities intended to result in the sale or the servicing of those shares (this compensation is commonly referred to as “12b-1 fees”).  These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares.  The Distribution Plan provides that the Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to the Retail shares.  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

16

ADDITIONAL INFORMATION ON EXPENSES

Fund Accounting and Administration Agreement.  The Nottingham Company (“Administrator”) provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.50% and is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.

Operating Plan.  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when a Fund’s assets are below $38 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection

17

with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.

Other Expenses.  The Fund is obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and distribution and/or service (12b-1) fees.  The Fund will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate fund series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

Acquired Fund Fees and Expenses.  In the summary section of the prospectus entitled “Fees and Expenses of the Fund,” the “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.  “Acquired Fund Fees and Expenses” do not affect the Fund’s actual operating costs and, therefore, are not included in the Fund’s financial statements, which provide a clearer picture of the Fund’s actual operating costs.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” under “Fees and Expenses of the Fund” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements.  The ratios reported in the Financial Highlights reflect the operating expenses of the Funds without “Acquired Fund Fees and Expenses.”

Estimated Expenses.  In the sections of the prospectus entitled “Summary – Fees and Expenses of the Fund” with respect to the Fund, “Other Expenses” and “Total Annual Fund Operating Expenses” sections are based on estimated expenses for the current fiscal year at an average Fund net asset level of $20 million.

18

INVESTING IN THE FUND

PURCHASE OPTIONS

The Fund offers two different classes of shares through this prospectus. The share class available to an investor may vary depending on how the investor wishes to purchase shares of the Fund.  Each share class is sold at net asset value, represents interests in the same portfolio of investments, and has the same rights, but differs with respect to sales loads and ongoing expenses.  Set forth below is a brief description of the share classes offered through this prospectus.

Institutional Class Shares

•	No front-end sales charge.

•	No contingent deferred sales charges.

•	Distribution and service plan (Rule 12b-1) fees of 0.00%.

•	$1,000,000 minimum initial investment.

Retail Class Shares

•	No front-end sales charge.

•	No contingent deferred sales charges.

•	Distribution and service plan (Rule 12b-1) fees of 0.25%.

•	$2,000 minimum initial investment.

You must choose a share class when you purchase shares of the Fund.  If none is chosen, your purchase request will not be considered complete and, therefore, will not be processed until the Fund receives this required information.

Information regarding the Fund’s sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund’s website since the Fund’s website contains limited information.  Further information is available free of charge by calling the Fund at 1-800-773-3863.

The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  The Fund’s NAV per share for each class of shares is calculated by dividing the value of the Fund’s total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable

19

to that class, by the total number of outstanding shares attributable to that class.  To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.  The NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  The Fund does not calculate NAV on business holidays when the New York Stock Exchange is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with policies established by, and under the direction of, the Board of Trustees.  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation.

Pursuant to the policies adopted by the Board of Trustees, the Advisor consults with the Fund’s administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Fund’s valuation committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

20

Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund.

BUYING OR SELLING SHARES
THROUGH A FINANCIAL INTERMEDIARY

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

PURCHASING SHARES

Purchases can be made directly from the Fund by mail or bank wire.  In addition, brokers that are authorized designees of the Fund may receive purchase and redemption orders on behalf of the Fund.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Fund.  Such orders will be deemed to have been received by the Fund when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.   Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.    An investor that has placed a purchase order will be notified as soon as possible in such circumstances.

Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and its administrator and transfer agent.  The Fund will charge a $35 fee and may redeem shares of the Fund owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with a check made payable to the Fund, to:

21

CV Sector Rotational Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.

Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value.  The minimum additional investment is $100.  Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.

Share Certificates.  The Fund normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information that enables the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver’s license or other identifying documents of the investor.  An investor’s account application will not be considered “complete” and, therefore, an account

22

will not be opened and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund could not verify the investor’s identity, the Fund will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

REDEEMING SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

CV Sector Rotational Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the share class, account number, and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

23

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908).  The confirmation instructions must include the following:

(1)	Name of Fund and share class;
(2)	Shareholder name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder signature as it appears on the application on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter with your new redemption instructions with the Fund.  See “Signature Guarantees” below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan.  A shareholder who owns Fund shares of a particular class valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $100).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

24

Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $10,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account NAV up to at least $10,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous.  The Fund reserves the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Fund may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the New York Stock Exchange is closed, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the Securities and Exchange Commission for the protection of the Fund’s shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

25

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to the Fund’s other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the Fund’s portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.

The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Fund does not accommodate frequent trading.  Under the adopted policy, the Fund’s transfer agent provides a daily record of shareholder trades to the Advisor.  The Fund’s transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, the Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in the Fund for at least 30 calendar days after the second redemption transaction.

The Fund and Advisor intend to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Fund.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Fund.  Consequently, the ability of the Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.

26

In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.

27

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund’s Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of their income and realized gains to shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized, there is no financial or performance information for the Fund in this prospectus.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

28

ADDITIONAL INFORMATION

CV Sector Rotational Fund

More information about the Fund can be found in the Statement of Additional Information, which is incorporated by reference into this prospectus.  More information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include discussions of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The Fund’s Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:

By telephone:	1-800-773-3863
By mail:	CV Sector Rotational Fund c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Fund (including the Statement of Additional Information) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22298

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION

CV Sector Rotational Fund
Institutional Class Shares (_____)
Advisor Class Shares (_____)

_________, 2013

A series of the
Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
Telephone 1-800-773-3863

Page

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	13
PORTFOLIO TRANSACTIONS	14
DESCRIPTION OF THE TRUST	16
MANAGEMENT AND OTHER SERVICE PROVIDERS	17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	29
SPECIAL SHAREHOLDER SERVICES	30
NET ASSET VALUE	32
ADDITIONAL TAX INFORMATION	33
DISCLOSURE OF PORTFOLIO HOLDINGS	35
FINANCIAL STATEMENTS	36
APPENDIX A – DESCRIPTION OF RATINGS	37
APPENDIX B – PROXY VOTING POLICIES	41

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the CV Sector Rotational Fund, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Copies of the Fund’s prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Fund’s prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

Starboard Investment Trust (“Trust”) was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission as an open-end management investment company.  The CV Sector Rotational (the “Fund”) is a separate, diversified series of the Trust.  The Fund’s investment advisor is CV Investment Advisors, LLC (the “Advisor”).  The Fund’s investment sub-advisor is  ICC Capital Management, Inc. (the “Sub-Advisor”).  The Prospectus describes the Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Fund.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.  Appendix B contains copies of the Trust’s Proxy Voting and Disclosure Policy and the Sub-Advisor’s Proxy Voting Policy and Procedures.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Fund’s prospectus and this Statement of Additional Information.

Additional Information Regarding the Fund’s Principal Strategies and Risks

Common Stocks.  The equity portion of the Fund’s portfolio will include common stocks traded on domestic securities exchanges.  Prices of common stocks in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all common stocks, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Risks related to Other Equity Securities.  In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  The value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures or is redeemed, or the conversion privilege is exercised.  As a result of the conversion feature, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Foreign Investment Risk.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Information Regarding the Fund’s Non-Principal Strategies and Risks

Investment Companies.  The Fund may invest in securities of other investment companies, including, without limitation, money market funds, open-end mutual funds, and closed-end funds.  The Fund’s investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: (i) purchasing more than 3% of an investment company’s outstanding shares; (ii) investing more than 5% of the Fund’s assets in any single such investment company, and (iii) investing more than 10% of the Fund’s assets in investment companies overall;  unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Section 12(d)(1)(F) of the Investment Company Act of 1940, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided that the offering price of the Fund does not include a sales load greater than 1.5%.  The foregoing notwithstanding, the Fund, in reliance on Rule 12d1-3 under the Investment Company Act of 1940, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority pursuant to NASD Rule 2830(d)(3).  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:

Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund’s Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.

Lack of Transparency.  The Sub-Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Sub-Advisor and that involve risks that are not anticipated by the Sub-Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies.  Although the Sub-Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Sub-Advisor will have little or no means of independently verifying valuations of the Fund’s investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Sub-Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers.  In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.

Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies’ securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.

Lack of Control.  Although the Fund and the Sub-Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund’s investment objective, the Sub-Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Sub-Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.

Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Fund’s portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.

Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies’ investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund’s investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.

Exchange Traded Funds.  The Fund may invest in exchange traded funds (“ETFs”).  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund’s expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund’s net asset values; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by rules of the Securities and Exchange Commission on the amount of the ETF shares that the Fund may acquire.

Fixed-Income Securities.  The Fund may invest in fixed-income securities directly or indirectly through its investments in shares of ETFs, including government and corporate bonds, money market instruments, high yield securities or “junk bonds” and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Fund may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below “Baa” by Moody’s Investors Service, Inc.  (“Moody’s”) or below “BBB” by Standard & Poor’s Ratings Group (“S&P”) or below investment grade by other recognized rating agencies.  The Fund may invest in unrated securities, but only if, at the time of purchase, the Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.  The Fund may also invest indirectly in unrated securities through ETFs and other investment companies that invest in unrated securities under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:

Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Fund’s asset values.

Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund or an ETF the Fund invests in would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s or ETF’s assets.  If the Fund or an ETF the Fund invests in experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s or ETF’s expenses can be spread and possibly reducing the Fund’s or ETF’s rate of return.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund’s ability to accurately value high yield bonds and may hinder a fund’s ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund or an ETF the Fund invests in must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Fund or an ETF the Fund invests in can meet redemption requests.

High-yield securities are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or “pay-in-kind” securities.  The Fund or an ETF the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.

The ratings of S&P, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.

Money Market Instruments.  The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Sub-Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Sub-Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered “loans” under the Investment Company Act of 1940, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Sub-Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will not invest in reverse repurchase agreements.

U.S. Government Securities.  The Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund’s shares.

Mortgage-Backed and Asset-Backed Securities.  The Fund may not invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are mortgage related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities.  Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool.  Accordingly, the Fund will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.  Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal.  Asset-backed securities typically have no U.S. Government backing, though they are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution.  If the letter of credit is exhausted and the full amounts due on the underlying loans are not received because of unanticipated costs, depreciation, damage, or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities.  Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.  When the interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received.  For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore it is not possible to predict accurately the security’s return.  In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities, are not subject to the Fund’s industry concentration restrictions because securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities are excluded from the restriction.  Privately-issued mortgage-backed securities are, however, subject to the Fund’s industry concentration restrictions.

Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid.  The Fund may invest in all types of debentures, including corporate and government debentures.

Derivative Instruments Risk.  When the Fund enters into futures, swaps, and other forms of financial derivatives, such as foreign exchange contracts, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if they had not entered into any derivatives transactions.  Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.  When the Fund invests in futures, swaps, and other forms of financial derivatives, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including SEC Release 10666 that requires the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  The Fund has no specific limit on the amount it invest in derivatives, although practical limits are created by the requirement to segregate assets and hold offsetting positions in connection with such investments..

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

The Fund’s ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Sub-Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Fund’s prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:

•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index.  Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund.  A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments precisely over time.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Options.  The Fund will purchase and write call and put options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  The potential losses from writing call options are theoretically unlimited because the underlying security’s price may appreciate indefinitely.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

When the Fund invests in options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  The Fund may write a call or put option only if the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.

Futures Contracts.  The Fund may enter into futures contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Fund is expected to earn interest income on initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if the Fund “covers” a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Forward Commitment and When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Sub-Advisor feels such action is appropriate.  In such a case, the Fund could incur a short-term gain or loss.

Swaps.  The Fund may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return.  In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  Use of swaps subjects the investor to risk of default by the counterparties.  If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Short Sales.  The Fund may sell securities short.  A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers the short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

If the Fund does sell “short”, the Fund will comply with current guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979) 18, 1979) that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss..  In particular, the Fund will take measures to ensure its obligation to purchase the security in the future will be met, including (i) holding the security sold short; (ii) holding an offsetting call option (one with a strike price that is the same or lower than the price at which the security was sold short); or (iii) segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund’s books or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.  If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

Liquidity Impact of Margin and Segregation Requirements.  Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open obligations with respect to written options, short sales, and other derivative instruments as applicable, the segregated assets will be available to the Fund immediately upon closing out the positions, while settlement of securities transactions could take several days. However, because the Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the position remains open, the Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Illiquid Investments.  The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.  Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Sub-Advisor determines the liquidity of the Fund’s investments, and through reports from the Sub-Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Sub-Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Sub-Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Fund will lend securities, the Sub-Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Sub-Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially.  This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers.  There are no limits on the number of borrowers the Fund may use, and the Fund may lend securities to only one or a small group of borrowers.  Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Such borrowing may make the Fund’s NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund’s NAV and on the Fund’s investments.  Although the principal of borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.  The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund’s total assets.  Any leveraging will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), intended to minimize the use of leverage and the possibility that the Fund’s liabilities will exceed the value of its assets.

The Fund may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.

INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by the Investment Company Act of 1940;

(2)
Borrow money, except to the extent permitted under the Investment Company Act of 1940 (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)
Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)
Invest in commodities, except that the Fund may purchase and sell securities of companies that invest in commodities, options, forward contracts, futures contracts, including those relating to indices and currencies, and options on futures contracts, indices or currencies;

(7)	Make investments for the purpose of exercising control or management over a portfolio company;

(8)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, and bankers’ acceptances;

(9)
Concentrate its investments. The Fund’s concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of the Fund’s total assets; or

(10)
With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities.  This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies; and (iii) obligations of the United States Government, its agencies, or instrumentalities.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act of 1940 generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities (“Permitted Senior Securities”), such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.  The Fund’s specific policies for segregation of assets are described in “Additional Information About Investment Policies” above.

The Fund is allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the Investment Company Act of 1940, which presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

The Funds will not make additional investments in securities when outstanding borrowings exceed 5% of the Fund’s total assets.

With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor and Sub-Advisor are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities for the Fund.  The Advisor shall manage the Fund’s portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Fund.  The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  These agreements are described in detail under “Management and Other Service Providers.”  The Advisor and Sub-Advisor serve as investment advisor for a number of client accounts, including the Fund.  Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor or Sub-Advisor.

Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor and Sub-Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor and Sub-Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor and Sub-Advisor consider a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor and Sub-Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934, as well as both the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Advisor and Sub-Advisor are authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor and Sub-Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor and Sub-Advisor to determine and track investment results; and trading systems that allow the Advisor and Sub-Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor and Sub-Advisor may also be used for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor and Sub-Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make the views and information of individuals and research staffs of other securities firms available to the Advisor and Sub-Advisor for their analysis and consideration.  These services may be useful to the Advisor and Sub-Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor and Sub-Advisor in connection with the Fund.  Although such information may be a useful supplement to the Advisor’s and Sub-Advisor’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor and Sub-Advisor in the performance of their services under the Investment Advisory Agreement and Investment Dub-Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market.  In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.

Normally, most of the Fund’s fixed income portfolio transactions will be principal transactions executed in over the counter markets and will be executed on a “net” basis, which may include a dealer mark up.  With respect to securities traded only in the over the counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor and Sub-Advisor, in their sole discretion, believe such practice to be otherwise in the Fund’s interest.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor’s and Sub-Advisor’s other client accounts, the other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor or Sub-Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of twenty-four series: the Fund and the CV Asset Allocation Fund managed by the Advisor; the Arin Large Cap Theta Fund managed by Arin Risk Advisors, LLC; the Caritas All Cap Growth Fund managed by Caritas Capital, LLC; the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund managed by Greenwood Capital Associates, LLC; the ISM Dynamic Growth Fund, ISM Dynamic Total Return Fund, ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund managed by FolioMetrix, LLC; the Matisse Discounted Closed-End Fund Strategy managed by Deschutes Portfolio Strategies; the Presidio Multi-Strategy Fund managed by Presidio Capital Investments, LLC; the Prophecy Alpha Trading Fund managed by CV Investment Advisors, LLC; the Roumell Opportunistic Value Fund managed by Roumell Asset Management, LLC; the SCS Tactical Allocation Fund managed by Sentinel Capital Solutions, Inc.; the Sector Rotation Fund managed by Navigator Money Management, Inc.; and the Thornhill Strategic Equity Fund managed by Thornhill Securities, Inc.  The shares of the Fund are divided into two classes which are described in the Prospectus: Institutional Class Shares and Advisor Class Shares.  Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Fund’s prospectus and this Statement of Additional Information, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the Investment Company Act of 1940.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor, Sub-Advisor, and the Fund; and oversee activities of the Fund.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Trust, Advisor, or the Sub-Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 80	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	24
Independent Trustee of Brown Capital Management Funds for its three series, DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its two series (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, Giordano Investment Trust for its one series during 2011, and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 59	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	24	None.
Theo H. Pitt, Jr. Age: 76	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	24
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, and Hanna Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of Hillman Capital Management Investment Trust for its two series from 2000 to 2009, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

James H. Speed, Jr. Age: 59	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	24
Independent Trustee of the following Brown Capital Management Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its two series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 52	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	24	None.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Robert G. Fontana Age: 42 5950 Fairview Road Suite 610-A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).
				n/a	n/a
D. Jerry Murphey Age: 54 821 Pacific Street Omaha, Nebraska 68108	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a
Julie M. Koethe Age: 32 821 Pacific Street Omaha, Nebraska 68108	Treasurer (FMX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the FMX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
				n/a	n/a
Matthew R. Lee Age: 30 1777 Borel Place, Suite 415, San Mateo, CA 94402	President (Presidio Multi-Strategy Fund)	Since 2/10
Chief Executive Officer of Presidio Capital Investments, LLC (advisor to the Presidio Multi-Strategy Fund) since 2006;  Financial Planning Specialist with Smith Barney, a division of Citigroup Global Markets, Inc. (now known as Morgan Stanley Smith Barney) from 2004-2006; Associate at Bank of America Investments, Inc. (investment management) from 2003-2004.
				n/a	n/a
James C. Roumell Age: 51 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	President (Roumell Opportunistic Value Fund)	Since 9/10	President of Roumell Asset Management, LLC (advisor to the Roumell Opportunistic Value Fund) since 1998.	n/a	n/a
Craig L. Lukin Age:45 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	Treasurer (Roumell Opportunistic Value Fund)	Since 9/10
Chief Operating Officer and Chief Compliance Officer of Roumell Asset Management, LLC since 2007; Research Analyst at Roumell Asset Management, LLC from 2003-2007; Private Equity Analyst for Dent & Company, Inc. (investment services) from 2000-2002; Corporate Value Consulting Manager for PricewaterhouseCoopers, LLP (accountancy and professional services) from 1994-2000.
				n/a	n/a

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Mark A. Grimaldi Age: 50 1207 Route 9 Suite 10 Wappingers Falls, NY 12590	President and Treasurer (Sector Rotation Fund)	Since 4/11
President and Chief Compliance Officer of Navigator Money Management, Inc. (advisor to the Sector Rotation Fund) since 1996; Vice President of The Prestige Organization, Inc. since 1996; and Co-Fund Manager of ETF Market Opportunity Fund (formerly Navigator Fund) from 2008-2009.
				n/a	n/a
Cort F. Meinelschmidt Age: 33 38 S. Potomac Street Suite 304 Hagerstown, MD 21740	President (SCS Tactical Allocation Fund)	Since 10/11
President of Sentinel Capital Solutions, Inc. (advisor to the SCS Tactical Allocation Fund) since 2011; Financial Advisor for Centra Financial Services (investment services) from 2010-2011; Financial Advisor for Edward Jones (investment services) from 2004-2010.
				n/a	n/a
J. Philip Bell Age: 59 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	President (Crescent Funds)	Since 10/11	President and Chief Compliance Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 1985.	n/a	n/a
Michael W. Nix Age: 39 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	Treasurer (Crescent Funds)	Since 10/11
Chief Operating Officer and Chief Financial Officer of Greenwood Capital Associates, LLC since 2011; previously Chief Investment Officer from 2007 to 2011 and Portfolio Manager/Analyst from 2003 to 2007.
				n/a	n/a
Joseph DeSipio Age: 46 300 Four Falls Corporate Center, Suite 200 West Conshohocken, PA 19428	President (Arin Funds)	Since 3/12
Co-Founder and Chief Market Strategist of Arin Risk Advisors, LLC (advisor to the Arin Funds) since 2009.  Previously, Investment Strategist of SEI Investment Company (financial services) from 2007 until 2009 and Director of Options Strategy Group for Evergreen Investments (investment management) from 2000 until 2007.
				n/a	n/a
Lawrence Lempert Age: 44 300 Four Falls Corporate Center, Suite 200 West Conshohocken, PA 19428	Treasurer (Arin Funds)	Since 3/12	Trading Director of Arin Risk Advisors, LLC since 2009 and Chief Compliance Officer since 2011. Previously, managing member of Bullock Capital, LLC (securities brokerage) from 2004 through 2010.	n/a	n/a
Bryn H. Torkelson Age: 55 4949 Meadows Road Suite 200 Lake Oswego, OR 97035	President (Matisse Discounted Closed-End Fund Strategy)	Since 5/12
President and Chief Investment Officer of Deschutes Portfolio Strategies, LLC (advisor to the Matisse Discounted Closed-End Fund Strategy) since 2010, President of Deschutes Investment Advisors, Inc. (investment management) since 1997.
				n/a	n/a

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gabriel F. Thornhill Age: 46 336 South Congress Suite 200 Austin, TX 78704	President and Treasurer (Thornhill Strategic Equity Fund)	Since 7/12	President and Chief Compliance Officer of Thornhill Securities, Inc. (advisor to the Thornhill Strategic Equity Fund) since 2005.	n/a	n/a
Brenda A. Smith Age: 52 300 Conshohocken State Road, Suite 200 West Conshohocken, PA 19428	President (Prophecy Alpha Trading Fund), ), Treasurer (CV Sector Rotational Fund)	Since 8/12 and 10/12
President of CV Brokerage, Inc. (broker-dealer) since 2010.  Managing Member of CV Investment Advisors, LLC (advisor to the Prophecy Alpha Trading Fund) since 2012.  Owner of BA Smith & Associates, LLC (accounting and consulting) since 1995.
				n/a	n/a
Michael Barron Age: 44 390 North Orange Ave, 27th Floor Orlando, Florida 32801	President (CV Sector Rotational Fund)	Since 10/12
Director and Portfolio Manager of ICC Capital Management, Inc. (sub-advisor to the CV Asset Allocation Fund) since 2011.  Previously, founder and Portfolio Manager at Revolution Capital (investment management) from 2008 to 2011 and CEO, Portfolio Manager and Principal at Knott Capital Management (investment management) from 2000 to 2008.
				n/a	n/a
Jeffrey Spotts, CMT Age: 46 300 Conshohocken State Road, Suite 200 West Conshohocken, PA 19428	Treasurer (Prophecy Alpha Trading Fund)	Since 8/12	General Partner and principal owner of Prophecy Asset Management Inc. (sub-advisor to the Prophecy Alpha Trading Fund) since 2001.	n/a	n/a
T. Lee Hale, Jr. Age: 34	Chief Compliance Officer; Assistant Treasurer; Treasurer (Matisse Discounted Closed-End Fund Strategy	Since 7/09, 4/10, and 5/12	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 35	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

The Board met five times during the twelve-month period ended September 30, 2012.  Each Trustee attended all of the Board meetings.

Board Structure.  The Trust’s Board of Trustees includes five independent Trustees, one of which, Mr. Speed, is Chairman of the Board of Trustees.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board’s structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.

With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund’s advisor and sub-advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust’s Chief Compliance Officer (“CCO”).  The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust’s financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust’s third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws

Qualification of Trustees.  The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes, and skills that enable the Trustee to be an effective member of the Board.

Mr. Brinson has experience as an investor, including his role as trustee of several other investment companies and business experience as President of a company in the business of private investing.  Mr. Mosley has had business experience as an owner of a real estate company.  Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm.  Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing.  Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met four times during the twelve-month period ended September 30, 2012.

Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the twelve-month period ended September 30, 2012.

Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee did not meet during the twelve-month period ended September 30, 2012.

Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Sub-Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Sub-Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, investment sub-advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the

Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Sub-Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Sub-Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the twelve-month period ended September 30, 2012.

Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the twelve-month period ended September 30, 2012.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2012 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Jack E. Brinson	A	A
Michael G. Mosley	A	A
Theo H. Pitt, Jr.	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A

* Includes all the funds of the Trust managed by the Advisor.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2012, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Sub-Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor, Sub-Advisor, or Distributor.

Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust, Advisor, or the Sub-Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  Because the Fund has not been in operation for a full year, the following table presents the estimated compensation for each Trustee for the first full fiscal year.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Jack E. Brinson	$2,000	None	None	$46,000
Michael G. Mosley	$2,000	None	None	$46,000
Theo H. Pitt, Jr.	$2,000	None	None	$46,000
James H. Speed, Jr.	$2,000	None	None	$46,000
J. Buckley Strandberg	$2,000	None	None	$46,000

*Each of the Trustees serves as a Trustee to all series of the Trust.

Codes of Ethics.  The Trust, Advisor, and Sub-Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the Investment Company Act of 1940, which is designed to prevent affiliated persons of the Trust, Advisor, and Sub-Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust, Advisor, and Sub-Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the codes of the Advisor and Sub-Advisor require that portfolio managers and other investment personnel report their personal securities transactions and holdings, which are reviewed for compliance with the respective code of ethics.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, which is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust’s Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Sub-Advisor the authority to vote proxies for the Fund, subject to oversight by the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Sub-Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Principal Holders of Voting Securities.  As of December 31, 2012, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) none of the then outstanding shares of each class of shares of the Fund. On that same date, the following shareholders owned of record more than 5% of the outstanding shares of each class of shares of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of shares of the Fund as of  December 31, 2012.

Institutional Class Shares

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

Advisor Class Shares

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

Investment Advisor.  Information about CV Investment Advisors, LLC and its duties and compensation as Advisor is contained in the Fund’s prospectus.  The Advisor is controlled by CV Investments, LLC, managing member, and Brenda A. Smith, Chief Compliance Officer.  The Advisor supervises the Fund’s investments pursuant to the Investment Advisory Agreement.  The Investment Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.  The Investment Advisory Agreement is terminable without penalty by the Trust on 60 calendar days’ written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days’ written notice by the Advisor.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the Investment Company Act of 1940.

The Advisor manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.

Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets.

Investment Sub-Advisor.  Information about ICC Capital Management, Inc. and its duties and compensation as Sub-Advisor is contained in the Fund’s prospectus.  The Sub-Advisor assists the Advisor in supervising the Fund’s investments pursuant to the Investment Sub-Advisory Agreement.  The Sub-Advisor is controlled by its parent company, ICC Capital, Inc.  The Investment Sub-Advisory Agreement is effective for an initial two-year period and will be renewed for a period of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are neither parties to the Investment Sub-Advisory Agreement nor interested persons of any such party, or by vote of a majority of the Fund’s outstanding voting securities.  The Investment Sub-Advisory Agreement is terminable without penalty on 60-days’ notice by the Trustees, by the Advisor or Sub-Advisor, or by vote of a majority of the outstanding voting securities of the Fund.  The Sub-Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the Investment Company Act of 1940.

Under the Investment Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Sub-Advisory Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or a loss resulting from the Sub-Advisor’s reckless disregard of its duties and obligations under the Agreement.

For its sub-advisory services to the Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund’s average daily net assets at a maximum rate of 0.75%.  The fee may be less than the maximum under circumstances agreed upon by the Advisor and Sub-Advisor, based upon factors such as the Fund being in expense reimbursement status, shareholder retention, and new shareholder asset growth.  The Fund does not pay a direct fee to the Sub-Advisor.

Portfolio Managers.  The Fund’s portfolios will be managed on a day-to-day basis by a portfolio management team of G. Michael Mara, Michael Barron, Bart McMurry, and Robert Dombrower.  .

Compensation.  The compensation of the portfolio managers consists of a base salary and an incentive plan.  The portfolio managers receive benefits that consist of health care, dental insurance, disability insurance, life insurance, a 401k savings plan, and a tuition/education reimbursement program..

Ownership of Fund Shares.  The table below shows the amount of the Fund’s equity securities beneficially owned by each portfolio manager as of September 30, 2012 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
G. Michael Mara	A

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Michael Barron	A
Bart McMurry	A
Robert Dombrower	A
Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of September 30, 2012.

Accounts	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Portfolio Management Team (G. Michael Mara, Michael Barron, Bart McMurry, and Robert Dombrower	0	$0	0	$0	156	$706 million
Accounts with Performance-Based Advisory Fee	0	$0	0	$0	0	$0

Conflicts of Interests.  The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients (“Other Accounts”).  The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor’s investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

Administrator.  The Trust has entered into the Fund Accounting and Administration Agreement with The Nottingham Company (“Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North 27804.  The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.50% if the average daily net assets are under $38 million and gradually decreases to an annual rate of 0.095% if the average daily net assets are $1.98 billion or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

In addition, the Advisor has entered into an Operating Plan with the Fund’s administrator, through [January 31, 2014], under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and assume certain expenses of the Fund in order to help limit the Fund’s operating expenses.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.  In part because of the Advisor’s obligations under the Operating Plan, the Trustees review the financial condition of the Advisor, including its stability and profitability, when considering the approval of the Operating Plan.

The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; ongoing filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  All of the Fund’s service providers, other than the Advisor, are paid by the Administrator.

The Administrator’s responsibilities include the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.  The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Distributor.  The Fund will conduct a continuous offering of their securities.  Capital Investment Group, Inc. (“Distributor”), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement (“Distribution Agreement”) approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Fund shall from time to time identify to the Distributor as states in which the Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the Financial Industry Regulatory Authority.  The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i)

maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation’s Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Fund’s shares.  The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Fund.

Rule 12b-1 Plan.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Advisor Class Shares of the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund attributable to the Advisor Class Shares. The 0.25% fee is a service fee.  The fee is to be paid by the Fund monthly or at such other intervals as the Board shall determine. The fee shall be based upon the average daily net assets of the Fund attributable to the Advisor Class Shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others to provide these services and paying compensation for these services.  The Plan compensates the Distributor regardless of its expenses.

The services to be provided by recipients may include, but are not limited to, the following: assistance in the offering and sale of Advisor Class Shares of the Fund and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in Advisor Class Shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.  Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting Advisor Class Shares of the Fund.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting Advisor Class Shares of the Fund (as defined in the Investment Company Act of 1940). All material amendments must be approved by a majority of the Board of Trustees and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting Advisor Class Shares of the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the Investment Company Act of 1940); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Custodian.  UMB Bank, n.a., with its principal place of business located in Kansas City, Missouri, serves as custodian for the Fund’s assets.  The custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.  The Custodian’s compensation is subject to a minimum annual amount of $5,000 for the Fund.

Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Nottingham Compliance Services, LLC, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, in which Nottingham Compliance Services, an affiliate of the Administrator, will assist the Trust’s Chief Compliance Officer in preparing and updating the Trust’s compliance manual and in monitoring and testing compliance with the policies and procedures under the Trust’s compliance manual.  Fees paid to Nottingham Compliance Services for these compliance services are paid by the Administrator.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, and prepare the Fund’s federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Baker, Donelson, Bearman, Caldwell & Berkowitz, PC serves as legal counsel to the Trust and the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Fund’s prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Fund’s prospectus:

Purchases.  Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor, or the Fund directly.  Selling dealers have the responsibility of transmitting orders promptly to the Fund.  The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being received by the Fund in good form.  Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under “Net Asset Value.”  The net asset value per share of the Fund is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Redemptions.  The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the Securities and Exchange Commission; (ii) during any period when an emergency exists as defined by the rules of the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the Securities and

Exchange Commission may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

Involuntary Redemptions.  In addition to the situations described in the Fund’s prospectus under “Redeeming Fund Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund’s prospectus from time to time or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.

Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following special shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Fund’s prospectus, share certificates are normally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan.  Shareholders owning Fund shares of a particular class with a value of $25,000 or more may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Fund’s prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

CV Asset Allocation Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365

Purchases In Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price – Determining the Fund’s Net Asset Value” in the Fund’s prospectus.

Redemptions In-Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signatures of the registered owners exactly as the signature appear on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Fund’s prospectus under the heading “Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

Employees and Affiliates of the Fund.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Fund may allow investments in the Fund with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.

Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or the Financial Industries Regulatory Authority or any other self-regulatory agency.  None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.

NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday).  The Fund’s net asset value is not calculated on business holidays when the NYSE is closed.  The NYSE generally recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Fund will not be calculated.

The net asset value per share of each class of shares of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series of shares.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of shares will be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of each Fund are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or any particular category of shareholders.  The discussions here and in the Fund’s prospectus are not intended as a substitute for careful tax planning and are based on United States federal income tax laws that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund’s total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  Through December 31, 2012, these qualifying corporate dividends are taxable at long-term capital gains tax rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any distribution of long-term capital gains as a capital gain dividend; and (iii) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Fund’s taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning on or before December 31, 2012, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund generally will not disclose portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863.  The Fund will also file these quarterly portfolio holdings reports with the Securities and Exchange Commission on Form N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the Securities and Exchange Commission on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the Securities and Exchange Commission on Form N-CSR.

To the extent that a Fund’s portfolio holdings have previously been disclosed publicly either through a filing made with the Securities and Exchange Commission on Form N-CSR or Form N-Q, or by being posted to the Fund’s website, such holdings may also be disclosed to any third party that requests them.

Consistent with policies approved by the Board, the officers of the Fund will share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes.  Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information.   The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

The Advisor and Sub-Advisor, as well as the custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Fund’s portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.

The Fund’s distributor, transfer agent, independent public accountants, and legal counsel have access to the Fund’s portfolio holdings on an ad hoc, as needed basis.  The distributor and transfer agent are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings.  The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.

V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc. are financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings.

The Fund and its service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.

The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Fund, research companies that allow the Advisor to perform attribution analysis for the Fund; and the Advisor’s proxy voting agent to assess and vote proxies on behalf of the Fund.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust’s Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund’s investment advisor, investment sub-advisor, any principal underwriter for the Trust, or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters are then reported to the Board of Trustees.

FINANCIAL STATEMENTS

Because the Fund is newly organized, there is no financial information in this SAI.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

APPENDIX A –DESCRIPTION OF RATINGS

The Fund may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody’s Investor Service, Inc.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Trust’s Proxy Voting and Disclosure Policy; and

(2)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

(3)	The Sub-Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Sub-Advisor’s specific proxy voting guidelines.

Trust’s Proxy Voting Disclosure Policy

The Securities and Exchange Commission has adopted rules and forms under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 to require registered investment companies to provide disclosure about how they vote proxies for their portfolio securities.  Each series of shares of the Trust (individually and collectively referred to as the “Fund”) is required to disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The Fund is also required to file with the Securities and Exchange Commission and to make available to their shareholders the specific proxy votes cast for portfolio securities.  This policy is designed to ensure that the Fund complies with these requirements and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

Specific Proxy Voting Policies and Procedures

A.General

The Board of Trustees believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.Delegation to Fund’s Investment Advisor

The Board of Trustees believes that the Fund’s investment advisor is in the best position to make individual voting decisions for the Fund consistent with this policy.  Therefore, subject to the oversight of the Board of Trustees, the Fund’s investment advisor is delegated the following duties:

1.	To make the proxy voting decisions for the Fund; and

2.
To assist the Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board of Trustees, including a majority of the Independent Trustees, shall approve the Proxy Voting and Disclosure Policy of the Fund’s investment advisor as it relates to the Fund.  The Board of Trustees shall also approve any material changes to such policy no later than six (6) months after adoption by the Fund’s investment advisor.

C.Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy set forth in the Proxy Voting and Disclosure Policy of the Fund’s investment advisor, provided such specific voting policy was approved by the Board of Trustees, or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee.  In addition, provided the Fund’s investment advisor is not affiliated with the Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the advisor with respect to a matter to which the Fund is entitled to vote, a vote by the advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

D.Other Investment Companies

To the extent the Fund invests in shares of other investment companies in accordance with the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, the Fund’s investment advisor shall vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.

Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Fund shall disclose this policy, or a description of the policy, to its shareholders by including it as an appendix to its Statement of Additional Information on Form N-1A.  The Fund will also notify its shareholders in the Fund’s shareholder reports that a description of this policy is available upon request, without charge, by calling a specified toll-free telephone number.  The Fund will send this description of the policy within three business days of receipt of any shareholder request, by first-class mail, or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act of 1940, the Fund will file Form N-PX with the Securities and Exchange Commission no later than August 31 of each year, even if August 31 falls on a non-business day.  The Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve-month period ended June 30.

The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the Securities and Exchange Commission.

The Fund shall also include a statement in its annual reports, semi-annual reports, and Statement of Additional Information that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (i) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified internet address; and (ii) on the website of the Securities and Exchange Commission.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy statements received regarding the Fund’s securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the records of the Fund’s investment advisor.

A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund’s investment advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

Proxy Voting Committee

A.	General

The Trust’s Proxy Voting Committee shall be composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees as the Board of Trustees may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Fund’s investment advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board of Trustees may, from time to time, grant or assign to the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board of Trustees may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference, or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.

Other

This policy may be amended, from time to time, as determined by the Board of Trustees.

 CV Investment Advisors, LLC
Proxy Voting/Class Action Lawsuits

Policy

CV does not vote proxies for separately managed account clients and has no obligation to determine if securities held by the client are subject to a pending or resolved class action lawsuit. It also has no duty to evaluate a client’s eligibility or to submit a claim to participate in the proceeds of a securities class action settlement or verdict. Furthermore, CV has no obligation or responsibility to initiate litigation to recover damages on behalf of clients who may have been injured because of actions, misconduct, or negligence by corporate management of issuers whose securities are held by clients.

CV will vote proxies/participate in class actions for securities held by the Fund in accordance with the policy below. CV will determine how to vote proxies based on CV's reasonable judgment of that vote or act most likely to produce favorable financial results for its clients. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  However, we will consider both sides of each proxy issue.  Consistent with the Company’s paramount commitment to the financial investment goals of our clients, social considerations will not be considered absent contrary instructions by a client.

Responsibility

The CCO has the responsibility for the implementation and monitoring of our proxy/class action policy and to ensure that the firm does accept and/or exercise any proxy voting/class action authority on behalf of separately managed clients.

Procedure

The firm’s procedure is:

•
CV generally does not receive proxies or notifications of class action lawsuits on behalf of its separately managed account clients.  To the extent such materials are received directly by CV, CV shall forward such materials to the client. For the Fund, CV has been given authority to vote proxies or join class action lawsuits. CV believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of the Fund.  As a result, similar proposals for different companies may receive different votes because of different corporate circumstances. Upon receipt of a corporate proxy by the Company, the special or annual report and the proxy are submitted to the Proxy Manager.  The Proxy Manager will then vote the proxy in accordance with this policy. CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service.

•
The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of the client and the provisions of the Company’s Voting Guidelines in Section 2 below.  The Proxy Manager will then vote the proxies. CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service.

•
The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section 3 below).  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote, which will be maintained with the record of the actual vote in the Company’s files.

•
While CV's policy is to review each proxy proposal on its individual merits, CV has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies.  CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service

These guidelines are set forth below:These guidelines are set forth below:

A.	Corporate Governance

1.	Election of Directors and Similar Matters

In an uncontested election, CV will generally vote in favor of management’s proposed directors.  In a contested election, CV will evaluate proposed directors on a case-by-case basis.  With respect to proposals regarding the structure of a company’s Board of Directors, CV will review any contested proposal on its merits.

Notwithstanding the foregoing, CV expects to support proposals to:

a.	Expand directors’ liability and limit directors’ indemnification rights

b.	Generally vote against proposals to Adopt or continue the use of a classified Board structure; and

c.	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular issue)

2.	Audit Committee Approvals

CV generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.  CV will generally vote to ratify management’s recommendation and selection of auditors.

3.	Shareholder Rights

CV may consider all proposals that will have a material effect on shareholder rights on a case by case basis.  Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Adopt confidential voting and independent tabulation of voting results; and

b.	Require shareholder approval of “poison pills;”

And expects to generally vote against proposals to:

a.	Adopt super-majority voting requirements; and

b.	Restrict the rights of shareholders to call special meetings, to amend the bylaws, or to act by written consent.

4.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

CV may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers, or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on CV.  These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);

b.
Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

c.	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

d.	Adopt classified boards of directors;

e.	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

f.	Require a company to consider the non-financial effects of mergers or acquisitions.

5.	Capital Structure Proposals

CV will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.  Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Eliminate preemptive rights.

B.	Compensation

1.	General

CV generally supports proposals that encourage the disclosure of a company’s compensation policies.  In addition, CV generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance.  CV may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Require shareholders approval of “golden parachutes;” and

b.	Adopt “golden parachutes” that do not exceed 1 to 3 times the base compensation of the applicable executives.

And expects to generally vote against proposals to:

c.	Adopt measures that appear to the Proxy Manager to arbitrarily determine executive or employee benefits.

2.	Stock Option Plans and Share Issuances

CV evaluates proposed stock option plans and share issuances on a case-by-case basis.  In reviewing proposals regarding stock option plans and issuances, CV may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on CV. The Company believes that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders and that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, the Company generally will vote against stock option plans. However, these proposals will be reviewed on a case-by-case basis to determine that shareholders interests are being represented. CV is in favor of management, directors, and employees owning stock, but prefers that the shares be purchased in the open market.

Notwithstanding the foregoing, CV expects to generally vote against proposals to:

a.	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

C.	Corporate Responsibility and Social Issues

CV generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management.  These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

CV will generally vote against proposals involving corporate responsibility and social issues, although CV may vote for corporate responsibility and social issue proposals that CV believes will have substantial positive economic or other effects on a company or CV’s stock.

D.	Record-Keeping Requirements Pertaining to Proxy Voting.

Rule 204-2, requires that the following proxy voting records be maintained. The CCO shall be responsible for maintaining these records relating to proxy voting. CV may satisfy this requirement by relying on a third-party service to provide these records

1.	Copies of all policies and procedures required by Rule 206(4)-6.

2.
A copy of each proxy statement that CV receives regarding a client’s securities. CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service, or the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

3.
A record of each vote cast by the investment CV on behalf of a client. CV may satisfy this requirement by relying on a third-party service to provide these records. The third party must be capable of providing documents promptly upon request.

4.	A copy of any document created by CV that was material in making a decision on how to vote proxies on a client’s behalf or that articulates the basis for that decision.

5.
A copy of each written client request for information on how CV voted proxies on his or her behalf, as well as a copy of any written response by the investment CV to any written or oral client request for information.

E.	Conflicts of Interest Pertaining to Proxy Voting

Conflicts of interest between CV or a principal of CV and CV’s clients in respect of a proxy issue conceivably may arise, for example, from personal or professional relationships with a company or with the directors, candidates for director, or senior executives of a company that is the issuer of client securities.

If the CCO determines that a material conflict of interest exists, the following procedures shall be followed:

1.	CV may disclose the existence and nature of the conflict to the client(s) owning the securities, and seek directions on how to vote the proxies;

2.	CV may abstain from voting, particularly if there are conflicting client interests (for example, where client accounts hold multiple client securities in a competitive merger situation); or

3.	CV may follow the recommendations of an independent proxy voting service in voting the proxies.

CV keeps certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.  A copy of CV’s proxy-voting policies shall be made available to clients upon request.

•	Class Action Litigation

From time to time, securities held in the accounts of clients may be the subject of class action lawsuits brought by plaintiff attorneys on various grounds. These class action lawsuits will sometimes result in settlements or verdicts in which all shareholders are eligible to participate.

Where CV has disclaimed its responsibility (in Form ADV, Part 2A and client contracts) to evaluate a client’s eligibility or submit a claim to participate in the proceeds of a securities class action settlement or verdict, affecting securities owned by a client, it must follow the notification procedures established below.

Where CV has undertaken the obligation to evaluate the client’s eligibility to participate in the proceeds of a securities class action settlement or verdict and determine whether to submit a claim, CV will inform the client of the action, inform the client that he or she may opt in or opt out of the lawsuit, advise the client that CV cannot render legal services, advise the client to consult with an attorney, and advise the client that the failure to do so may negatively affect his or her rights.  CV will take any actions as instructed by the client’s attorney or the client and in the absence of any such instructions, CV shall take any actions (other than those which would be required to be performed by an attorney) which in its sole discretion is determined to be in the best interests of its clients.

Notification Procedures Re: Securities Class Action Lawsuits

Where CV receives written or electronic notice of a securities class action lawsuit, settlement or verdict, the notification procedure is as follows:

4.	All notices, proof of claim forms, and other materials will be forwarded upon receipt to the CCO, or a person designated by the CCO.

5.	The CCO, or the designated person, will log in the notices, proof of claim forms, and other materials.

6.
The CCO, or the designated person, will forward all documentation and proof of claim forms received to the client. Electronic mail is acceptable where appropriate, if the client has authorized contact in this manner.

•	CV will retain records of these notifications in accordance with Rule 204-2 under the Investment Advisers Act of 1940

•	The CEO or CCO reviews and signs all advisory agreements which specifically defines CV 's authority regarding proxy voting and advice on class action lawsuits.

•	The CCO also completes a monthly checklist certifying that this procedure has been implemented.

ICC Capital Management, Inc.
Proxy Voting Policies and Procedures

A.	Policy

In the absence of written direction otherwise stated, ICC has a fiduciary obligation to its clients to vote their proxies. Having this fiduciary obligation and discretionary authority over the proxies, ICC will vote proxies in the best interests of its clients and in accordance with these policies and procedures.

B.	Proxy Voting Procedures (8/6/2003)

ICC has hired a third party proxy voting service (“Proxy Service”) to ensure that all votes are cast and that they are voted in a manner consistent with the desires of its clients.

1.	When a new client retains the services of ICC, the CCO will work with the client, custodian and the Proxy Service to set up the client for voting.

2.
The CCO will send a letter to the custodian directing them to forward all proxies to the Proxy Service. In the event that proxies are sent to ICC, the CCO will forward them to the Proxy Service until the custodian has finalized their internal procedures for sending the proxies to the Proxy Service.

a.	Included in this letter from the CCO will be:

Account Name (Client Name)
ICC client code
Account number
Contact name and number at third-party-company

3.	For existing clients, the CCO, on an annual basis or as often as needed, will work with the custodian and third party to make any necessary change to the clients account.

4.	On an annual basis, or as often as needed, the CCO will work with the Proxy Service in updating any changes that need to be made to the proxy voting guidelines.

5.
In the absence of specific voting guidelines provided to ICC by any client, ICC will provide to the client a sample of its proxy voting guidelines and seek the client’s approval as to the direction that is taken in these guidelines.

6.	On a monthly basis, the CCO or a person designated by the CCO will forward to the Proxy Service a list of all equity securities that are held by ICC. This list is generated by using Advent.

7.	The CCO or a person designated by the CCO will be responsible for monitoring the Proxy Service to assure that all proxies are being voted and appropriate records are being retained.

8.
On a quarterly basis, the Proxy Service will supply to ICC a complete list of all votes that were cast. The CCO or a designee will review the votes and insure they meet the client’s guidelines. The Proxy service will provide an Excel spreadsheet that breaks down all the votes cast.

9.
On a quarterly basis, the CCO will forward a copy of all votes cast to the employee responsible for generating the quarterly client reports. This person will place a copy of the votes in all clients’ reports that desire them. If at any time a client would like additional copies of the votes, they may contact the CCO.

10.	On an annual basis, or as requested by a client, the CCO will offer to clients an updated proxy voting guidelines statement and the proxy votes that were cast for the previous year.

C.	Voting Guidelines

In the absence of specific voting guidelines from the client, ICC will always vote the proxies following the guidelines set forth by the AFL-CIO and in the best interest of its clients. If a client has specific guidelines that are different from that which is used the client shall forward them to the CCO for review and distribution to the Proxy Service. There may be instances where a different voting result may take place for a similar issuer.

D.	Conflicts of Interest

1.
By using a third party to vote proxies and having pre-determined proxy voting guidelines, there should not be any conflict of interest when the votes are cast. However, ICC may from time to time assist its clients in developing their proxy voting guidelines. So as a matter of procedure, the CCO will review and identify any potential conflicts that may exist.

2.
If a material conflict exists, ICC will determine whether voting in accordance with the voting guidelines is in the best interest of the client(s). ICC will also disclose all conflicts of interest to its clients and will allow the client the opportunity to vote the proxies themselves.

E.	Disclosure

1.
On a quarterly basis, ICC will disclose to the clients that desire a complete list of votes that occurred during the previous quarter. This report will be included in the client’s quarterly summary report.

2.	ICC will also disclose in its form ADV Part II that clients may contact the CCO in order to obtain how ICC voted such client’s proxies, and to request a copy of these policies and procedures.

3.	On an annual basis, the CCO will prepare a written statement giving clients an opportunity to receive a copy of the Proxy Voting Guidelines, a yearly summary of all votes cast and these procedures.

F.	Record Keeping

1.
The CCO will maintain files relating to ICC’s proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of ICC. Records of the following will be included in the files:

a.	Copies of the Proxy Voting Guidelines, polices and procedures, and any amendments thereto.

b.	ICC has retained a Proxy Service to receive and vote proxies. The Proxy Service shall retain a copy of the proxy statements and will provide ICC a copy of the proxy statements upon request.

c.	A record of each vote casts.

d.	A copy of each written client request for information on how ICC voted and a copy of any response to any (written or oral) client request.

e.	A copy of any documents prepared by ICC that were material to making a decision how to vote, or that memorialized the basis for the decision.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

January 2012

Institutional Shareholder Services Inc.

PROXY VOTING POLICY STATEMENT AND GUIDELINES	6

DIRECTOR ELECTIONS	7
Voting on Director Nominees in Uncontested Elections	7
Board Independence	8
Board Competence	8
Board Accountability	8
Board Responsiveness	10
Voting for Director Nominees in Contested Elections	10
Independent Directors	11
Non-Independent Chairman	11
Excessive Directorships	12
Director Performance Evaluation	12
Director Diversity	13
Stock Ownership Requirements	13
Classified Boards ~ Annual Elections	13
Board and Committee Size	14
Limit Term of Office	14
Cumulative Voting	15
Failure to Act on Shareholder Proposals Receiving Majority Support	15
Votes Against or Withholds from Directors for Shareholder Rights Plan (i.e. Poison Pills)	16
Shareholder Access to the Proxy	17
Majority Threshold Voting Requirement for Director Elections	17
CEO Succession Planning	18
Establish an Office of the Board	18
Director and Officer Liability Protection	18
Director and Officer Indemnification	18

COMPENSATION	19
Evaluation of Executive Pay	19
Pay-For-Performance Alignment	21
Problematic Compensation Practices	22
Board Communications and Responsiveness	24
Advisory Votes on Executive Compensation – Management Say-on-Pay Proposals	25
Frequency of Advisory Vote on Executive Compensation – Management Say on Pay	26
Advisory Vote on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale	26
Methodology for Analyzing Pay Plans	27
Stock Option Plans	28
Voting Power Dilution (VPD) Calculation	28
Fair Market Value, Dilution and Repricing	29
Burn Rate	29
Executive Concentration Ratio	29
Evergreen Provisions	29
Option Exchange Programs/Repricing Options	29
Restricted Stock	30
Employee Stock Purchase Plans (ESPPs)	30
Employee Stock Ownership Plans (ESOPs)	31
OBRA-Related Compensation Proposals	31
Golden and Tin Parachutes	32

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Shareholder Proposals on Compensation	33
Disclosure of Executive and Director Pay	33
Limit Executive and Director Pay	33
Executive Perks and Retirement/Death Benefits	33
Executive Holding Periods	33
Pay for Superior Performance	34
Performance-Based Options	34
Tax Gross-up Proposals	34
Advisory Vote on Executive Compensation (Say-on-Pay) Shareholder Proposals	34
Compensation Consultants - Disclosure of Board or Company’s Utilization	34
Adopt Anti-Hedging/Pledging/Speculative Investments Policy	34
Bonus Banking/Bonus Banking “Plus”	35
Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity	35
Recoup Bonuses	35
Link Compensation to Non-Financial Factors	35
Pension Plan Income Accounting	35

AUDITORS	36
Auditor Independence	36
Auditor Ratification	36
Auditor Rotation	37
Auditor Indemnification and Limitation of Liability	37
Disclosures Under Section 404 of Sarbanes-Oxley Act	38
Adverse Opinions	38

TAKEOVER DEFENSES	39
Poison Pills	39
Net Operating Loss (NOL) Poison Pills/Protective Amendments	39
Greenmail	40
Shareholder Ability to Remove Directors/Fill Vacancies	40
Shareholder Ability to Alter the Size of the Board	41

SHAREHOLDER RIGHTS	42
Confidential Voting	42
Shareholder Ability to Call Special Meetings	42
Shareholder Ability to Act by Written Consent	42
Unequal Voting Rights	42
Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws	43
Supermajority Shareholder Vote Requirement to Approve Mergers	43
Reimbursing Proxy Solicitation Expenses	44
Exclusive Venue	44
Bundled Proposals	44

MERGERS & ACQUISITIONS / CORPORATE RESTRUCTURINGS	45
Fair Price Provisions	45
Appraisal Rights	46
Corporate Restructuring	46
Spin-offs	46
Asset Sales	46
Liquidations	46
Going Private Transactions (LBOs, Minority Squeezeouts)	46

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Changing Corporate Name	47
Plans of Reorganization (Bankruptcy)	47
CAPITAL STRUCTURE	48
Common Stock Authorization	48
Reverse Stock Splits	48
Preferred Stock Authorization	49
Adjust Par Value of Common Stock	49
Preemptive Rights	50
Debt Restructuring	50
STATE OF INCORPORATION	51
Voting on State Takeover Statutes	51
Reincorporation Proposals	51
Offshore Reincorporations and Tax Havens	51
CORPORATE RESPONSIBILITY & ACCOUNTABILITY	53

I.	GENERAL CSR RELATED	54
	Special Policy Review and Shareholder Advisory Committees	54
	International Financial Related	54
	Affirm Political Non-Partisanship	54
	Political Contributions Reporting & Disclosure	54
	Military Sales	55
	Report on Operations in Sensitive Regions or Countries	55

II.	ENVIRONMENT & CLIMATE CHANGE	56
	Greenhouse Gas Emissions	56
	Investment in Renewable Energy	56
	Sustainability Reporting and Planning	57
	Operations in Protected or Sensitive Areas	57
	Hydraulic Fracturing	57
	Recycling Policy	58
	Endorsement of CERES Principles	58
	Land Use	58
	Water Use	59
	Kyoto Compliance	59

III.	WORKPLACE PRACTICES & HUMAN RIGHTS	59
	Equal Employment Opportunity	59
	High-Performance Workplace	60
	Workplace Safety	60
	Non-Discrimination in Retirement Benefits	60
	Fair Lending Reporting and Compliance	60
	MacBride Principles	61
	Contract Supplier Standards	61
	Corporate Conduct and Labor Code of Conduct	62

2012 Taft-Hartley U.S. Proxy Voting Guidelines

V	CONSUMER HEALTH & PUBLIC SAFETY	62
	Phase-out or Label Products Containing Genetically Engineered Ingredients	62
	Tobacco-Related Proposals	62
	Toxic Emissions	63
	Toxic Chemicals	63
	Nuclear Safety	63
	Concentrated Area Feeding Operations (CAFOs)	63
	Pharmaceutical Product Reimportation	64
	Pharmaceutical Product Pricing	64

DISCLOSURE/DISCLAIMER		66

2012 Taft-Hartley U.S. Proxy Voting Guidelines

TAFT-HARTLEY ADVISORY SERVICES

PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of ISS’ Taft-Hartley Advisory Services. The U.S. Department of Labor (DOL) has stated that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock and that trustees may delegate this duty to an investment manager. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisor Act of 1940. ISS is a registered investment adviser under the Investment Advisor Act of 1940.

Taft-Hartley Advisory Services will vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. The interests of participants and beneficiaries will not be subordinated to unrelated objectives. Taft-Hartley Advisory Services shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to Taft-Hartley Advisory Services’ clients have not been received, Taft-Hartley Advisory Services will make reasonable efforts to obtain missing proxies. Taft-Hartley Advisory Services is not responsible for voting proxies it does not receive.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in full conformity with the AFL-CIO proxy voting policy.

Taft-Hartley Advisory Services shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Taft-Hartley Advisory Services’ compliance with its responsibilities and will facilitate clients’ monitoring of Taft-Hartley Advisory Services. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time Taft-Hartley Advisory Services is retained. Taft-Hartley Advisory Services shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

DIRECTOR ELECTIONS

Electing directors is the single most important stock ownership right that shareholders can exercise. By electing directors who share their views, shareholders can help to define performance standards against which management can be held accountable. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation. We evaluate directors fairly and objectively, rewarding them for significant contributions and holding them ultimately accountable to shareholders for corporate performance. Institutional investors should use their voting rights in uncontested elections to influence financial performance and corporate strategies for achieving long term shareholder value.

Director accountability, independence and competence have become issues of prime importance to investors given the failings in oversight exposed by the global financial crisis. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests.

Voting on Director Nominees in Uncontested Elections

Votes concerning the entire board of directors and members of key board committees are examined using the following factors:

Board Independence: Without independence from management, the board and/or its committees may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

Board Competence: Companies should seek a diverse board of directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.

Board Accountability: Practices that promote accountability include; transparency into a company’s governance practices, annual board elections, and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote or management proposals that receive low shareholder support, and to tender offers where a majority of shares are tendered. Boards should also be sufficiently responsive to high withhold/against votes on directors. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

Votes on individual director nominees are always made on a CASE-BY-CASE basis. Specific director nominee WITHHOLD/AGAINST1 votes can be triggered by one or more of the following factors:
___________________________
1 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Board Independence

•	Lack of board and key board committee independence (fully independent audit, compensation, and nominating committees).

•	Lack of a board that is at least two-thirds (67 percent) independent – i.e. where the composition of non-independent board members is in excess of 33 percent of the entire board;

•	Lack of an independent board chair;

•	Lack of independence on key board committees (i.e. audit, compensation, and nominating committees);

•	Failure to establish any key board committees (i.e. audit, compensation, or nominating).

Board Competence

•	Attendance of director nominees at board and committee meetings of less than 75 percent in one year without valid reason or explanation.

•	Directors serving on an excessive number of other boards which could compromise their primary duties of care and loyalty.

Board Accountability

Problematic Takeover Defenses

•	The board lacks accountability and oversight due to the presence of problematic governance provisions, coupled with long-term poor corporate performance relative to peers;

•
If the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote, in addition to potential future withhold/against votes on that director, Taft-Hartley Advisory Services may vote against or withhold votes from any or all of the nominees up for election, with the exception of new nominees;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature;

•	The board adopts a pill or makes a material adverse change to an existing pill without shareholder approval.

Governance Failures

•	The presence of problematic governance practices including interlocking directorships, multiple related-party transactions, excessive risk-taking, imprudent use of corporate assets, etc.;

•	Inadequate CEO succession planning, including the absence of an emergency and non-emergency/orderly CEO succession plan;

•
Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, failure to replace management as appropriate, flagrant or egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•
Chapter 7 bankruptcy, Securities & Exchange Commission (SEC) violations or fines, and criminal investigations by the Department of Justice (DOJ), Government Accounting Office (GAO) or any other federal agency.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Problematic Compensation Practices/Pay-for-Performance Misalignment

Performance of compensation committee members and/or the entire board in relation to the approval of egregious or excessive executive compensation (including perquisites and cash or equity awards).

Vote AGAINST or WITHHOLD votes from members of the Compensation Committee and potentially the full board if:

•	There is a misalignment between CEO pay and company performance (see Pay-for-Performance policy);

•	The company maintains problematic pay practices including options backdating, excessive perks and overly generous employment contracts etc.;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	There is evidence that management/board members are using company stock in hedging activities.

Vote CASE-BY-CASE on Compensation Committee members (or, potentially, the full board) and the Management Say-on-Pay proposal if:

•	The company's previous say-on-pay proposal received low levels of investor support, taking into account:

o
The company's response, including: a) disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support; b) specific actions taken to address the issues that contributed to the low level of support; c) other recent compensation actions taken by the company;

o	Whether the issues raised are recurring or isolated;

o	The company's ownership structure; and

o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Problematic Audit-Related Practices

Performance of audit committee members concerning the approval of excessive non-audit fees, material weaknesses, and/or the lack of auditor ratification upon the proxy ballot;

Vote AGAINST or WITHHOLD votes from the members of the Audit Committee when:

•	Consulting (i.e. non-audit) fees paid to the auditor are excessive;

•	Auditor ratification is not included on the proxy ballot;

•	The company receives an adverse opinion on the company’s financial statements from its auditor;

•
There is evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•
Poor accounting practices such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, exist. Poor accounting practices may warrant voting against or withholding votes from the full board.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Board Responsiveness

Vote AGAINST/WITHHOLD from the entire board of directors (except new nominees, who should be considered on a CASE-BY-CASE basis), if:

•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares cast the previous year;

•
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company's ownership structure and vote results;

•	Whether there are compensation concerns or a history of problematic compensation practices;

•	The previous year's support level on the company's say-on-pay proposal.

Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or “dissident slate” seeks election for the purpose of achieving a significant change in corporate policy or control of seats on the board. Competing slates will be evaluated on a CASE-BY-CASE basis with a number of considerations in mind. These include, but are not limited to, the following: personal qualifications of each candidate; the economic impact of the policies advanced by the dissident slate of nominees; and their expressed and demonstrated commitment to the interests of the shareholders of the company. Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis with the following seven factors in consideration:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Independent Directors

Board independence from management is of vital importance to a company and its shareholders. Accordingly, we believe votes should be cast in a manner that will encourage the independence of boards. Independence will be evaluated based upon a number of factors, including: employment by the company or an affiliate in an executive capacity; past or current employment by a firm that is one of the company’s paid advisors or consultants; personal services contract with the company; family relationships of an executive or director of the company; interlocks with other companies on which the company’s chairman or chief executive officer is also a board member; and service with a non-profit organization that receives significant contributions from the company.

•	Generally vote AGAINST or WITHHOLD votes from non-independent director nominees (insiders and affiliated outsiders) where the entire board is not at least two-thirds (67 percent) independent;

•	Generally vote AGAINST or WITHHOLD votes from non-independent director nominees (insiders and affiliated outsiders) when the nominating, compensation and audit committees are not fully independent;

•	Generally consider independent board members who have been on the board continually for a period longer than 10 years as affiliated outsiders;

•	Vote FOR shareholder proposals requesting that all key board committees (i.e. audit, compensation and/or nominating) include independent directors exclusively;

•	Vote FOR shareholder proposals requesting that the board be comprised of a two-thirds majority of independent directors.

Non-Independent Chairman

Two major components at the top of every public company are the running of the board and the executive responsibility for the running of the company’s business. Many institutional investors believe there should be a clear division of responsibilities at the head of the company that will ensure a balance of power and authority, such that no one individual has unfettered powers of decision. When there is no clear division between the executive and board branches of a company, poor executive and/or board actions often go unchecked to the ultimate detriment of shareholders. Since executive compensation is so heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay, which ultimately can become a drain on shareholder value.

Arguments have been made that a smaller company and its shareholders can benefit from the full-time attention of a joint chairman and CEO. This may be so in select cases, and indeed, using a case-by-case review of circumstances there may be worthy exceptions. But, even in these cases, it is the general view of many institutions that a person should only serve in the position of joint CEO and chairman on a temporary basis, and that these positions should be separated following their provisional combination.

We strongly believe that the potential for conflicts of interest in the board’s supervisory and oversight duties trumps any possible corollary benefits that could ensue from a dual CEO/chairman scenario. Instead of having an ingrained quid pro quo situation whereby a company has a single leader overseeing both management and the boardroom, Taft-Hartley fiduciaries believe that it is the board’s implicit duty to assume an impartial and objective role in overseeing the executive team’s overall performance. Shareholder interests are placed in jeopardy if the CEO of a company is required to report to a board that she/he also chairs.

Inherent in the chairman’s job description is the duty to assess the CEO’s performance. This objectivity is obviously compromised when a chairman is in charge of evaluating her/his own performance or has a past or present affiliation with management. Moreover, the unification of chairman and CEO poses a direct threat to the smooth functioning of the entire board process since it is the ultimate responsibility of the chairman to set the agenda, facilitate discussion, and make sure that directors are given complete access to information in order to make informed decisions.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•	Generally vote AGAINST or WITHHOLD votes from any non-independent director who serves as board chairman;

•	Generally vote AGAINST or WITHHOLD votes from a CEO who is also serving in the role of chairman at the same company;

•	Generally support shareholder proposals calling for the separation of the CEO and chairman positions;

•	Generally support shareholder proposals calling for a non-executive director to serve as chairman who is not a former CEO or senior-level executive of the company.

Excessive Directorships

As new regulations mandate that directors be more engaged and vigilant in protecting shareholder interests or else risk civil and/or criminal sanctions, board members have to devote more time and effort to their oversight duties. Recent surveys of U.S. directors confirm a desire for limiting board memberships, to between three and five seats. In view of the increased demands placed on corporate board members, Taft-Hartley fiduciaries believe that directors who are overextended may be impairing their ability to serve as effective representatives of shareholders. Taft-Hartley Advisory Services will vote against or withhold from directors serving on an excessive number of other boards, which could compromise their primary duties of care and loyalty.

•	Generally vote AGAINST or WITHHOLD votes from directors serving on an excessive number of boards. As a general rule, vote AGAINST or WITHHOLD from director nominees who are:

o
CEOs of publicly traded companies who serve on more than two public boards besides their own. NOTE: Taft-Hartley Advisory Services will vote against or withhold from overboarded CEO directors only at their outside directorships and not at the company in which they presently serve as CEO); and

o	Non-CEO directors who serve on more than five public company boards.

Director Performance Evaluation

Many institutional investors believe long-term financial performance and the appropriateness of governance practices should be taken into consideration when determining vote recommendations with regard to directors in uncontested elections. When evaluating whether to vote against or withhold votes from director nominees, we will evaluate underperforming companies that exhibit sustained poor performance as measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). For companies outside the Russell 3000 universe, a company will be considered to have exhibited sustained poor performance if it underperforms its peers or index on the basis of both one-year and three-year total shareholder returns.

Taft-Hartley Advisory Services views deficient oversight mechanisms and the lack of board accountability to shareholders especially in the context of sustained poor performance, as problematic. As part of our framework for assessing director performance, we will also evaluate board accountability and oversight at companies that demonstrate sustained underperformance. A governance structure that discourages director accountability may lead to board and management entrenchment. For example, the existence of several anti-takeover provisions* has the cumulative effect of deterring legitimate tender offers, mergers, and corporate transactions that may have ultimately proved beneficial to shareholders. When a company maintains entrenchment devices, shareholders of poorly performing companies are left with few effective routes to beneficial change.

Taft-Hartley Advisory Services will assess the company’s response to the ongoing performance issues, and consider recent board and management changes, board independence, overall governance practices, and other factors that may have an impact on shareholders. If a company exhibits sustained poor

2012 Taft-Hartley U.S. Proxy Voting Guidelines

performance coupled with a lack of board accountability and oversight, we may also consider the company’s five-year total shareholder return and five-year operational metrics in our evaluation.

*Problematic provisions include but are not limited to:

o	A classified board structure;

o	A supermajority vote requirement;

o	Majority voting with no carve out for contested elections;

o	The inability for shareholders to call special meetings;

o	The inability for shareholders to act by written consent;

o	A dual-class structure; and/or

o	A non-shareholder approved poison pill.

Vote AGAINST/WITHHOLD votes from all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Sustained poor performance for companies outside the Russell 3000 universe is defined as underperforming peers or index on the basis of both one-year and three-year total shareholder returns.

Director Diversity

Gender and ethnic diversity are important components on a company’s board. Diversity brings different perspectives to a board that in turn leads to a more varied approach to board issues. Taft-Hartley fiduciaries believe that increasing diversity in the boardroom to better reflect a company’s workforce, customers, and community enhances shareholder value.

•	Support proposals asking the board to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors;

•	Support endorsement of a policy of board inclusiveness;

•	Support reporting to shareholders on a company’s efforts to increase diversity on their boards.

Stock Ownership Requirements

Corporate directors should own some amount of stock of the companies on which they serve as board members. Stock ownership is a simple method to align the interests of directors with company shareholders. Nevertheless, many highly qualified individuals such as academics and clergy who can offer valuable perspectives in boardrooms may be unable to purchase individual shares of stock. In such a circumstance, the preferred solution is to look at the board nominees individually and take stock ownership into consideration when voting on the merits of each candidate.

•	Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director nominee or to remain on the board.

Classified Boards ~ Annual Elections

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. Annually elected boards provide the best governance system for accountability to shareholders. A classified board is a board that is divided into separate

2012 Taft-Hartley U.S. Proxy Voting Guidelines

classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes. Under this system, only one class of nominees comes up to shareholder vote at the AGM each year.

As a consequence of these staggered terms, shareholders only have the opportunity to vote on a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest since it would normally take two years to gain control of a majority of board seats. Under a classified board, the possibility of management entrenchment greatly increases. Classified boards can reduce director accountability by shielding directors, at least for a certain period of time, from the consequences of their actions. Continuing directors who are responsible for a problematic governance issue at the board/committee level would avoid shareholders’ reactions to their actions because they would not be up for election in that year. Ultimately, in these cases, the full board should be responsible for the actions of its directors.

Many in management believe that staggered boards provide continuity. Some shareholders believe that in certain cases a staggered board can provide consistency and continuity in regard to decision-making and commitment that may be important to the long-term financial future of the company. Nevertheless, empirical evidence strongly suggests that staggered boards are generally not in the shareholders’ best interest. In addition to shielding directors from being held accountable by shareholders on an annual basis, a classified board can entrench management and effectively preclude most takeover bids or proxy contests.

•	Vote AGAINST management or shareholder proposals seeking to classify the board when the issue comes up for vote;

•	Vote FOR management or shareholder proposals to repeal a company’s classified board structure.

•
If the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote, in addition to potential future withhold/against votes on that director, we may vote against or withhold votes from any or all of the nominees up for election, with the exception of new nominees.

Board and Committee Size

While there is no hard and fast rule among institutional investors as to what may be an optimal size board, there is an acceptable range that companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin.

Proposals seeking to set board size will be evaluated on a CASE-BY-CASE basis. Given that the preponderance of boards in the U.S. range between five and fifteen directors, many institutional investors believe this benchmark is a useful standard for evaluating such proposals.

•	Generally vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats;

•	Generally vote AGAINST any proposal seeking to amend the company’s board size to more than fifteen seats;

•	Evaluate board size on a CASE-BY-CASE basis and consider WITHHOLD or AGAINST votes or other action at companies that have fewer than five directors and more than 15 directors on their board.

Limit Term of Office

Those who support term limits argue that this requirement would bring new ideas and approaches on to a board. While term of office limitations can rid the board of non-performing directors over time, it can also unfairly force experienced and effective directors off the board. When evaluating shareholder

2012 Taft-Hartley U.S. Proxy Voting Guidelines

proposals on director term limits, consider whether the company’s performance has been poor and whether problematic or entrenching governance provisions are in place at the company. Additionally, consider board independence, including whether the board chair is independent.

•	Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

Cumulative Voting

Most corporations provide that shareholders are entitled to cast one vote for each share owned. Under a cumulative voting scheme, the shareholder is permitted to have one vote per share for each director to be elected. Shareholders are permitted to apportion those votes in any manner they wish among the director candidates. Thus, under a cumulative voting scheme shareholders have the opportunity to elect a minority representative to a board by cumulating their votes, thereby ensuring minority representation for all sizes of shareholders.

For example, if there is a company with a ten-member board and 500 shares outstanding-the total number of votes that may be cast is 5,000. In this case a shareholder with 51 shares (10.2 percent of the outstanding shares) would be guaranteed one board seat because all votes may be cast for one candidate. Without cumulative voting, anyone controlling 51 percent of shares would control the election of all ten directors.

With the advent and prevalence of majority voting for director elections, shareholders now have greater flexibility in supporting candidates for a company’s board of directors. Cumulative voting and majority voting are two different voting mechanisms designed to achieve two different outcomes. While cumulative voting promotes the interests of minority shareholders by allowing them to get some representation on the board, majority voting promotes a democratic election of directors for all shareholders and ensures board accountability in uncontested elections. Though different in philosophic view, cumulative voting and majority voting can work together operationally, with companies electing to use majority voting for uncontested elections and cumulative voting for contested elections to increase accountability and ensure minority representation on the board.

In contested elections, similar to cumulative voting, proxy access allows shareholder access to the ballot without a veto from the nominating committee, but unlike cumulative voting, it also requires majority support to elect such directors.

At controlled companies, where majority insider control would preclude minority shareholders from having any representation on the board, cumulative voting would allow such representation and shareholder proposals for cumulative voting would be supported.

•	Generally vote AGAINST proposals to eliminate cumulative voting;

•	Generally vote FOR proposals to restore or provide for cumulative voting unless:

o	The company has proxy access thereby allowing shareholders to nominate directors to the company’s ballot; and

o
The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

•	Vote FOR proposals for cumulative voting at controlled companies (where insider voting power exceeds 50%).

Failure to Act on Shareholder Proposals Receiving Majority Support

•	Generally vote AGAINST or WITHHOLD from all director nominees at a company that has ignored a shareholder proposal that was approved by a majority of the votes cast at the last annual meeting.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Votes Against or Withholds from Directors for Shareholder Rights Plan (i.e. Poison Pills)

Institutional investors view shareholder rights plans, or poison pills, as among the most onerous of takeover defenses that may serve to entrench management and have a detrimental impact on their long-term share value. While recognizing that boards have a fiduciary duty to use all available means to protect shareholders’ interests, as a best governance principle, boards should seek shareholder ratification of a poison pill (or an amendment thereof) within a reasonable period, to ensure that the features of the poison pill support the interests of shareholders and do not merely serve as a management entrenchment device. Boards that fail to do so should be held accountable for ultimately disregarding shareholders’ interests. In applying this principle to voting in uncontested director elections, Taft-Hartley Advisory Services considers the term of the pill an important factor, as shorter term pills are generally less onerous as a takeover defense when compared to longer term pills, and may in some cases provide the board with a valuable tool to maximize shareholder value in the event of an opportunistic offer.

Companies that unilaterally adopt a long-term pill should be subject to a more frequent review –- at least once every three years, beginning the first year following the adoption and extending until the pill has expired or been redeemed. However, we believe special consideration must be given to the combination of a poison pill and a classified board; together they create a powerful anti-takeover and entrenchment device. Instead of only reviewing such companies every 3 years, an annual review is more appropriate. Under a 3-year review, the same class of directors would be receiving against or withhold recommendations, while the other 2 classes of directors would be shielded. An annual review would hold responsible all directors of classified boards for not putting the pill to a shareholder vote.

•
Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-BY-CASE basis) at a company that has a dead-hand or modified dead-hand poison pill in place. Vote AGAINST/WITHHOLD every year until this feature is removed;

•
Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-BY-CASE basis) if the board has adopted a poison pill with a term of more than 12 months (“long-term pill”) or renewed any existing pill, including any “short-term” pill (12 months or less) without shareholder approval, and there is no requirement or commitment to put the pill to a binding shareholder vote. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill;

•
Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) if the board makes a material, adverse change to an existing poison pill without shareholder approval;

•	Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

o
The date of the pill‘s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

o	The issuer‘s rationale;

o	The issuer's governance structure and practices; and

o	The issuer's track record of accountability to shareholders.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Shareholder Access to the Proxy

The current director election process as it exists leaves much to be desired. Companies currently nominate for election only one candidate for each board seat. Shareholders who oppose a candidate have no easy way to do so unless they are willing to undertake the considerable expense of running an independent candidate for the board. The only way for shareholders to register dissent about a certain director candidate is to vote against or “withhold” support from that nominee. But because directors are still largely elected by a plurality (those nominees receiving the most votes win board seats) at a large proportion of firms in the U.S., nominees running unopposed are typically reelected despite shareholder opposition.

Many investors view proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. Taft-Hartley Advisory Services is generally supportive of reasonably crafted shareholder proposals advocating for the ability of long-term shareholders to cost-effectively nominate director candidates that represent their interests on management’s proxy card. Shareholder proposals that have the potential to result in abuse of the proxy access right by way of facilitating hostile takeovers will generally not be supported.

•	Consider on a CASE-BY-CASE basis proposals to provide shareholders the ability to nominate director candidates to be included on management’s proxy card, taking into account, among other factors:

o	Company-specific factors including:

▪	Responsiveness to shareholders (e.g. failing to implement majority-supported shareholder proposals);

▪	Board and key committee independence;

▪	Problematic governance and compensation practices; and

▪	Past accounting or financial issues such as restatements.

o	Proposal-specific factors, including:

▪	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

▪	The maximum proportion of directors that shareholders may nominate each year; and

▪	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Majority Threshold Voting Requirement for Director Elections

Shareholders have expressed strong support for precatory resolutions on majority threshold voting since 2005, with a number of proposals receiving majority support from shareholders. Taft-Hartley fiduciaries believe shareholders should have a greater voice in regard to the election of directors and view majority threshold voting as a viable alternative to the current deficiencies of the plurality system in the U.S.

•
Generally support reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g. in contested elections).

•
Taft-Hartley Advisory Services may vote AGAINST/WITHHOLD votes from members of the board at companies without the carve-out for plurality voting in contested elections, as the use of a majority vote standard can act as an anti-takeover defense in contested elections. (e.g. although the dissident nominees may have received more shares cast, as long as the combination of withhold/against votes and the votes for the management nominees keep the dissident nominees under 50%, the management nominees will win, due to the holdover rules). This clearly contradicts the expressed will of shareholders.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•
In addition to supporting proposals seeking a majority vote standard in director elections, we also support a post-election “director resignation policy” that addresses the situation of holdover directors to accommodate both shareholder proposals and the need for stability and continuity of the board.

CEO Succession Planning
▪	Vote FOR proposals seeking disclosure on a CEO succession planning policy.

Establish an Office of the Board
•
Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communication between shareholders and non-management directors, unless the company has effectively demonstrated via public disclosure that it already has an established structure in place.

Director and Officer Liability Protection
Management proposals typically seek shareholder approval to adopt an amendment to the company’s charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by state law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence.

Taft-Hartley Advisory Services may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but will likely oppose management proposals and support shareholder proposals in order to promote greater accountability.

•
Vote AGAINST proposals to limit or eliminate entirely director and officer liability in regards to: (i) breach of the director’s fiduciary “duty of loyalty” to shareholders; (ii) acts or omissions not made in “good faith” or involving intentional misconduct or knowledge of violations under the law; (iii) acts involving the unlawful purchases or redemptions of stock; (iv) payment of unlawful dividends; or (v) use of the position as director for receipt of improper personal benefits.

Director and Officer Indemnification
Indemnification is the payment by a company of the expenses of directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company’s directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense. Taft-Hartley fiduciaries may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but should generally oppose indemnification when it is being proposed to insulate directors from actions that have already occurred.

•
Vote AGAINST indemnification proposals that would expand individual coverage beyond ordinary legal expenses to also cover specific acts of negligence that are more serious violations of fiduciary obligation than mere carelessness;

•
Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e., "permissive indemnification") but that previously the company was not required to indemnify;

•
Vote FOR only those proposals which provide expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company; and (2) only if the director’s legal expenses would be covered.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

COMPENSATION

The housing market collapse and resulting credit crisis resulted in significant erosion of shareholder value, unprecedented levels of market volatility, and a lack of confidence among financial market participants.  Many Taft-Hartley trustees have questioned the role of executive compensation in incentivizing inappropriate or excessive risk-taking behavior by executives that could threaten a corporation‘s long-term viability. Further, generous severance packages and other payments to departing executives of failed institutions have heightened attention on the issue of pay for performance.

Trustees of Taft-Hartley funds, which have lost significant value in their investments as a result of the financial crisis, have little patience for “pay for failure” and continue to press for the adoption of executive compensation practices aimed at creating and sustaining long-term shareholder value.

Companies have long argued that legally binding executive compensation obligations cannot be modified. The Capital Purchase Program implemented under the Emergency Economic Stabilization Act of 2008, the “bail out” program for the U.S. financial system, set the tone for executive compensation reform and requires participating firms to accept certain limits and requirements on executive compensation, regardless of existing contractual arrangements. A number of firms agreed to these requirements.

Evolving disclosure requirements have opened a wider window into compensation practices and processes, giving shareholders more opportunity and responsibility to ensure that pay is designed to create and sustain shareholder value. Companies in the U.S. are now required to evaluate and discuss potential risks arising from misguided or misaligned compensation programs. The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (management “Say on Pay”), an advisory vote on the frequency of Say on Pay, as well as a shareholder advisory vote on golden parachute compensation. The advent of "Say on Pay" votes for shareholders in the U.S. has provided a new communication mechanism and impetus for constructive engagement between shareholders and managers/directors on pay issues.

Evaluation of Executive Pay

Taft-Hartley Advisory Services believes that executive pay programs should be fair, competitive, reasonable, and appropriate, and that pay for performance should be a central tenet in executive compensation philosophy. When evaluating executive and director pay programs and practices, Taft-Hartley Advisory Services looks for the following best practice considerations in the design and administration of executive compensation programs;

•
Appropriate pay-for-performance alignment with emphasis on long-term shareholder value: executive pay practices must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. Evaluating appropriate alignment of pay incentives with shareholder value creation includes taking into consideration, among other factors, the link between pay and performance, the mix between fixed and variable pay, performance goals, and equity-based plan costs.

•	Avoiding arrangements that risk “pay for failure”: this includes assessing the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation.

•
Independent and effective compensation committee: oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed) should be promoted.

•
Clear, comprehensive compensation disclosures: shareholders expect companies to provide informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•
Avoiding inappropriate pay to non-executive directors: compensation to outside directors should not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance.

Examples of best pay practices include:

Employment contracts: Companies should enter into employment contracts under limited circumstances for a short time period (e.g., new executive hires for a three-year contract) for limited executives. The contracts should not have automatic renewal feature and should have a specified termination date.

Severance agreements: Severance provisions should not be so appealing that they become an incentive for the executive to be terminated.  The severance formula should be reasonable and not overly generous to the executive (e.g., use a reasonable severance multiple; use pro-rated target/average historical bonus and not maximum bonus).  Failure to renew employment contract, termination under questionable events or for poor performance should not constitute “good reason” for termination with severance payments.

Change-in-control payments: Change-in-control payments should be “double-triggered” – i.e. payouts should only made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure. Change-in-control provisions should exclude excise tax gross-ups and should not authorize the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario. Similarly, change in control provisions in equity plans should be double-triggered. A change in control event should not result in an acceleration of vesting of all unvested stock options or lapsing of vesting/performance requirements on restricted stock/performance shares, unless there is a loss of employment or substantial change in job duties.

Supplemental executive retirement plans (SERPs): SERPs should not include sweeteners that can increase the payout value significantly or even exponentially, such as additional years of service credited for pension calculations, or inclusion of variable pay (e.g. bonuses and equity awards) into the formula.  Pension formulas should not include extraordinary annual bonuses paid close to the time of retirement and should be based on an average, not the maximum, level of compensation earned.

Deferred compensation: Above-market returns or guaranteed minimum returns should not be applied on deferred compensation.

Disclosure practices: The Compensation, Discussion and Analysis should be written in plain English, with as little “legalese” as possible and formatted using section headers, bulleted lists, tables and charts where possible to ease reader comprehension.  Ultimately, the document should provide detail and rationale regarding compensation, strategy, pay mix, goals/metrics, challenges, competition and pay for performance linkage, etc. in a narrative fashion.

Responsible use of company stock: Companies should adopt policies that prohibit executives from speculating in company’s stock or using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements. Such behavior undermines the ultimate alignment with long-term shareholders’ interests.  In addition, the policy should prohibit or discourage the use of company stock as collateral for margin loans, to avoid any potential sudden stock sales (required upon margin calls) that could have a negative impact on the company's stock price.

Long-term focus: Executive compensation programs should be designed to support companies’ long-term strategic goals. A short-term focus on performance does not necessarily create sustainable shareholder value. Instead, long-term goals may be sacrificed to achieve short-term expectations to the detriment of shareholder value, as evidenced by the financial crisis.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Compensation programs embedding a long-term focus with respect to company goals better align with the long-term interests of shareholders. Granting stock options and restricted stock to executives that vest in five years does not necessarily provide a long-term focus, as executives can sell off the company shares once they vest. However, requiring senior executives to hold company stock until retirement or after retirement can encourage a long-term focus on company performance.
Pay-For-Performance Alignment

Stock-based pay is often the main driver for excessive executive compensation, which could be fueled by poor plan design or administration. Therefore, it is important to closely examine any discrepancies between CEO pay and total shareholder returns over a sustained period of time in assessing equity-based compensation.  Many investors do not consider standard stock options or time-vested restricted stock to be performance-based. If a company provides performance-based incentives to its executives, the company should provide complete disclosure of the performance measures and goals to allow shareholders to assess the rigor of the performance program. Complete and transparent disclosure enables shareholders to better comprehend the company’s pay for performance linkage.

When financial or operational measures are utilized in incentive awards, the achievements related to these measures should ultimately translate into superior shareholder returns in the long-term. The use of non-GAAP financial metrics makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently.

Pay-for-performance should be a central tenet in executive compensation philosophy. In evaluating the degree of alignment between the CEO’s pay with the company's performance over a sustained period, Taft-Hartley Advisory Services conducts a pay-for-performance analysis.

With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group2 Alignment:

•	The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•	The multiple of the CEO's total pay relative to the peer group median.

2.
Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the pay-for-performance analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, the following qualitative factors will be evaluated to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

o	The ratio of performance- to time-based equity awards;

o	The ratio of performance-based compensation to overall compensation;

 _____________________
2 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

o	The completeness/transparency of disclosure, rigor and appropriateness of performance hurdles;

o	The company's peer group benchmarking practices;

o	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, workplace safety, environmental performance etc., both absolute and relative to peers;

o	Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and

o	Any other factors deemed relevant.

Problematic Compensation Practices

Poor disclosure, the absence or non-transparency of disclosure and flawed compensation plan design can lead to excessive executive pay practices that are detrimental to shareholders.

Companies are expected to meet a minimum standard of tally sheet disclosure as to allow shareholders to readily assess the total executive pay package, understand the actual linkage between pay and performance, and mitigate misinformation to shareholders. The SEC has issued rules on executive and director compensation that require expansive disclosure and a total compensation figure for each of the named executive officers. Poorly designed executive compensation plans or those lacking in transparency can be reflective of a poorly performing compensation committee.

Executive compensation will continue to be in the spotlight in the ensuing years, particularly when shareholders are expected to have access to more complete information.

The focus is on executive compensation practices that contravene best practice compensation considerations, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic compensation practices include, but are not limited to, the following:

Non-Performance based Compensation Elements

While not exhaustive, the following list represents certain adverse practices that are contrary to a performance-based pay philosophy and executive pay best practices, and may lead to negative vote recommendations:

•	Egregious employment contracts:

o	Contracts containing multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation.

•	New CEO with overly generous new-hire package:

o	Excessive “make whole” provisions without sufficient rationale;

o	Any of the problematic pay practices listed in this policy.

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

o	Includes performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance.

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

2012 Taft-Hartley U.S. Proxy Voting Guidelines

o	Inclusion of additional years of service not worked that result in significant benefits provided in new arrangements;

o	Inclusion of performance-based equity or other long-term awards in the pension calculation.

•	Excessive Perquisites:

o	Perquisites for former and/or retired executives, such as lifetime benefits, car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

o	Extraordinary relocation benefits (including home buyouts);

o	Excessive amounts of perquisites compensation.

•	Excessive severance and/or change in control provisions:

o	Change in control cash payments exceeding 3 times base salary plus target/average/last paid bonus;

o
Arrangements that provide for change-in-control payments without loss of job or substantial diminution of job duties (single-triggered or modified single-triggered - where an executive may voluntarily leave for any reason and still receive the change-in-control severance package);

o	Employment or severance agreements that provide for excise tax gross-ups. Modified gross-ups would be treated in the same manner as full gross-ups;

o	Excessive payments upon an executive's termination in connection with performance failure;

o	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring.

•
Tax Reimbursements/Gross-ups: income tax reimbursements on executive perquisites or other payments (e.g., related to personal use of corporate aircraft, executive life insurance, bonus, restricted stock vesting, secular trusts, etc; see also excise tax gross-ups above);

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps, or other similar arrangements;

•	Internal pay disparity: Excessive differential between CEO total pay and that of next highest-paid named executive officer (NEO);

•
Repricing or replacing of underwater stock options/stock appreciation rights (SARs) without prior shareholder approval (including cash buyouts, option exchanges, and certain voluntary surrender of underwater options where shares surrendered may subsequently be re-granted);

•	Options backdating;

•	Other pay practices that may be deemed problematic in a given circumstance but are not covered in the above categories.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Guaranteed bonuses or other abnormally large bonus payouts without justifiable performance linkage or appropriate disclosure;

•	Mega annual equity grants that provide unlimited upside with no downside risk;

•	A single performance metric used for short- and long-term plans;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions;

•	Lucrative severance packages.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions, robust stock ownership/holding guidelines, and substantive bonus deferral/escrowing programs.

Options Backdating

Options backdating has serious implications and has resulted in financial restatements, delisting of companies, and/or the termination of executives or directors. Taft-Hartley Advisory Services will adopt a CASE-BY-CASE approach to differentiate companies that had sloppy administration vs. deliberate action or fraud, as well as those companies which have since taken corrective action. Instances in which companies have committed fraud are considered most egregious, and Taft-Hartley Advisory Services will look to them to adopt formal policies to ensure that such practices will not re-occur in the future.

Taft-Hartley Advisory Services will consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Board Communications and Responsiveness

Consider the following factors when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company's previous say-on-pay proposal that received a low level of shareholder support, taking into account:

o	The company's response, including:

▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

2012 Taft-Hartley U.S. Proxy Voting Guidelines

▪	Specific actions taken to address the issues that contributed to the low level of support;

▪	Other recent compensation actions taken by the company.

o	Whether the issues raised are recurring or isolated;

o	The company's ownership structure; and

o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Advisory Votes on Executive Compensation – Management Say-on-Pay Proposals

The Dodd-Frank Act Wall Street Reform and Consumer Protection Act of 2010 mandates advisory votes on executive compensation (aka management "say on pay" or MSOP) for a proxy or consent or authorization for an annual or other meeting of the shareholders that includes required SEC compensation disclosures. This non-binding shareholder vote on compensation must be included in a proxy or consent or authorization at least once every 3 years.

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices – dissatisfaction with compensation practices can be expressed by voting against MSOP rather than voting AGAINST or WITHHOLDING from the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then Taft-Hartley fiduciaries should vote AGAINST or WITHHOLD votes from compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then a vote AGAINST an equity-based plan proposal presented for shareholder approval may be warranted.

•	Evaluate executive pay and practices, as well as certain aspects of outside director compensation on a CASE-BY-CASE basis.

•	Vote AGAINST management say on pay (MSOP) proposals if:

o	There is a misalignment between CEO pay and company performance (pay for performance);

o	The company maintains problematic pay practices;

o	The board exhibits poor communication and responsiveness to shareholders;

o	The board has failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

•	Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

o
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

o	The board fails to respond adequately to a previous MSOP proposal that received low levels of shareholder support;

o	The company has practiced or approved problematic pay practices, including option repricing or option backdating; or

o	The situation is egregious.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•	Vote AGAINST an equity plan on the ballot if:

o	A pay for performance misalignment exists, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

▪	Magnitude of pay misalignment;

▪	Contribution of non-performance-based equity grants to overall pay; and

▪	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Frequency of Advisory Vote on Executive Compensation – Management Say on Pay

The Dodd-Frank Act, in addition to requiring advisory votes on compensation (aka management "say on pay" or MSOP), requires that each proxy for the first annual or other meeting of the shareholders (that includes required SEC compensation disclosures) occurring after Jan. 21, 2011, include an advisory voting item to determine whether, going forward, the "say on pay" vote by shareholders to approve compensation should occur every one, two, or three years.

Taft-Hartley Advisory Services will vote FOR annual advisory votes on compensation. The MSOP is at its essence a communication vehicle, and communication is most useful when it is received in a consistent and timely manner. Support for an annual MSOP vote is merited for many of the same reasons Taft-Hartley Advisory Services supports annual director elections rather than a classified board structure: because this provides the highest level of accountability and direct communication by enabling the MSOP vote to correspond to the majority of the information presented in the accompanying proxy statement for the applicable shareholders' meeting. Having MSOP votes every two or three years, covering all actions occurring between the votes, would make it difficult to create the meaningful and coherent communication that the votes are intended to provide.  Under triennial elections, for example, a company would not know whether the shareholder vote references the compensation year being discussed or a previous year, making it more difficult to understand the implications of the vote.

•	Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Advisory Vote on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

This is a proxy item regarding specific advisory votes on "golden parachute" arrangements for Named Executive Officers (NEOs) that is required under The Dodd-Frank Wall Street Reform and Consumer Protection Act. Taft-Hartley Advisory Services places particular emphasis on severance packages that provide inappropriate windfalls and cover certain executive tax liabilities.

•
Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with Taft-Hartley Advisory Services' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

o	Agreements that include excise tax gross-up provisions;

o	Agreements that include modified single triggers;

o
Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

2012 Taft-Hartley U.S. Proxy Voting Guidelines

o	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

o	Potentially excessive severance payments;

o	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

o
In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

o
The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.  Such a construction is problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), Taft-Hartley Advisory Services will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Methodology for Analyzing Pay Plans

The theory that stock awards including stock options are beneficial to shareholders because they motivate management and align the interests of investors with those of executives is no longer held sacrosanct. Indeed, a number of academic studies have found that there is limited correlation between executive stock ownership and company performance. Misused stock options can give executives an incentive to inflate their company’s earnings, take excessive risks, and make irresponsibly optimistic forecasts in order to keep stock prices high and their paychecks gargantuan.

Therefore, it is vital for shareholders to fully analyze all equity plans that appear on ballot. In general, Taft-Hartley Advisory Services evaluates executive and director compensation plans on a CASE-BY-CASE basis. When evaluating equity-based compensation items on ballot, the following elements will be considered:

Primary Considerations:

•	Dilution: Vote AGAINST plans in which the potential voting power dilution (VPD) of all shares outstanding exceeds ten percent;

•
Full Market Value: Awards must be granted at 100 percent of fair market value on the date of grant. However, in instances when a plan is open to broad-based employee participation and excludes the five most highly compensated employees, we accept a 15 percent discount;

•
Burn Rate: Vote AGAINST plans where the company’s three year burn rate exceeds the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company's GICS group segmented by Russell 3000 index and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding;

•
Liberal Definition of Change-in-Control: Vote AGAINST equity plans if the plan provides for the accelerated vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language;

•	Problematic Pay Practices: Vote AGAINST equity plans if the plan is a vehicle for problematic pay practices (e.g. if the plan allows for change-in-control payouts that are single triggered).

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Secondary Considerations:

•	Executive Concentration Ratio: Vote AGAINST plans where the annual grant rate to the top five executives (“named officers”) exceeds one percent of shares outstanding;

•	Pay-For-Performance: Vote AGAINST plans where there is a misalignment between CEO pay and the company’s performance, or if the performance criteria is not disclosed;

•	Evergreen Features: Vote AGAINST plans that reserve a specified percentage of outstanding shares for award each year instead of having a termination date;

•	Repricing: Vote AGAINST plans if the company’s policy permits repricing of “underwater” options or if the company has a history of repricing past options;

•	Loans: Vote AGAINST the plan if the plan administrator may provide loans to officers to assist in exercising the awards.

Stock Option Plans

Compensation to executive and other senior level employees should be strongly correlated to sustained performance. Stock options, restricted stock and other forms of non-cash compensation should be performance-based with an eye toward improving long-term corporate value. Well-designed stock option plans can align the interests of executives and shareholders by providing that executives benefit when stock prices rise so that the employees of the company, along with shareholders, prosper together. Likewise, option plans should not allow for the benefits of share price gains without the risk of share price declines. Poorly designed stock option plans can encourage excessive risk-taking behavior and incentivize executives to pursue corporate strategies that promote short-term stock price to the ultimate detriment of long-term shareholder value.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not created. Taft-Hartley Advisory Services supports option plans when they provide legitimately challenging performance targets that serve to truly motivate executives in the pursuit of sustained superior performance. Moreover, equity pay plans should be designed in a fashion that ensures executive compensation is veritably performance driven and “at risk” such that executives are penalized (by either reducing or withholding compensation) for failure to meet pre-determined performance hurdles. Taft-Hartley Advisory Services will oppose those plans that offer unreasonable benefits to executives that are not generally available to other shareholders or employees.

Voting Power Dilution (VPD) Calculation

Voting power dilution, or VPD, measures the amount of voting power represented by the number of shares reserved over the life of the plan.  Industry norm dictates that ten percent dilution over the life of a ten-year plan is reasonable for most mature companies. Restricted stock plans or stand-alone stock bonus plans that are not coupled with stock option plans can be held to a lower dilution cap.

Voting power dilution may be calculated using the following formula:

A:           Shares reserved for this amendment or plan;

B:	Shares available under this plan and/or continuing plans prior to proposed amendment;

C:           Shares granted but unexercised under this plan and/or continuing plans;

D:	All outstanding shares plus any convertible equity, outstanding warrants, or debt.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

The formula can be applied as follows:            A +  B  +  C
A +  B  +  C  + D

Fair Market Value, Dilution and Repricing

Consideration will be made as to whether the proposed plan is being offered at fair market value or at a discount; whether the plan excessively dilutes the earnings per share of the outstanding shares; and whether the plan gives management the ability to replace or reprice “underwater” options. Repricing is an amendment to a previously granted stock option contract that reduces the option exercise price. Options are “underwater” when their current price is below the current option contract price. Options can also be repriced through cancellations and re-grants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price.

Burn Rate

The annual burn rate is a measure of dilution that illustrates how rapidly a company is deploying shares reserved for equity compensation plans. The burn or run rate is calculated by dividing the number of shares pursuant to awards granted in a given year by the number of shares outstanding. Taft-Hartley Advisory Services benchmarks a company’s burn rate against three-year industry and primary index burn rates, and generally opposes plans whose average three-year burn rates exceed the greater of: (1) the mean plus one standard deviation of the company's GICS group segmented by Russell 3000 index and non-Russell 3000 index; or (2) two percent of weighted common shares outstanding. Additionally, year-over-year burn-rate cap changes will be limited to a maximum of two (2) percentage points (plus or minus) the prior year's burn-rate cap. If a company fails to fulfill a burn rate commitment to shareholders, vote AGAINST or WITHHOLD from the compensation committee.

Executive Concentration Ratio

In examining stock option awards, restricted stock and other forms of long-term incentives, it is important to consider internal pay equity; that is, the concentration and distribution of equity awards to a company’s top five executives (“named officers”) as a percentage of overall grants. Taft-Hartley Advisory Services will consider voting against equity compensation plans whose annual grant rate to top executives exceeds one percent of shares outstanding.

Evergreen Provisions

Taft-Hartley Advisory Services will oppose plans that reserve a specified percentage of outstanding shares for award each year (evergreen plans) instead of having a termination date. Such plans provide for an automatic increase in the shares available for grant with or without limits on an annual basis. Because they represent a transfer of shareholder value and have a dilutive impact on a regular basis, evergreen plans are expensive to shareholders. Evergreen features also minimize the frequency that companies seek shareholder approval in increasing the number of shares available under the plan.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration the following factors:

•	Historic trading patterns: the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing: was the stock price decline beyond management's control?

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•	Option vesting: does the new option vest immediately or is there a black-out period?

•	Term of the option: the term should remain the same as that of the replaced option;

•	Exercise price: should be set at fair market or a premium to market;

•	Participants: the plan should be broad-based and executive officers and directors should be excluded;

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

If the surrendered options are added back to the equity plans for re-issuance, then we will also take into consideration the impact on the company’s equity plans and its three-year average burn rate.

In addition to the above considerations, we will evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. We do not view market deterioration, in and of itself, as an acceptable reason for companies to reprice stock options and/or reset goals under performance plans. Repricing after a recent decline in stock price triggers additional scrutiny and may warrant a vote AGAINST the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Restricted Stock

Taft-Hartley Advisory Services supports the use of performance-vesting restricted stock as long as the absolute amount of restricted stock being granted is a reasonable proportion of an executive’s overall compensation. The best way to align the interests of executives with shareholders is through direct stock holdings, coupled with at-risk variable compensation that is tied to explicit and challenging performance benchmarks. Performance-vesting restricted stock both adds to executives direct share holdings and incorporates at-risk features.

To reward performance and not job tenure, restricted stock vesting requirements should be performance-based rather than time lapsing. Such plans should explicitly define the performance criteria for awards to senior executives and may include a variety of corporate performance measures in addition to the use of stock price targets. In addition, executives should be required to hold their vested restricted stock as long as they remain employees of the company.

Employee Stock Purchase Plans (ESPPs) - Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is five percent or less of the outstanding shares.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Employee Stock Purchase Plans (ESPPs) – Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

•	Broad-based participation (i.e. all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Employee Stock Ownership Plans (ESOPs)

An Employee Stock Ownership Plan (ESOP) is an employee benefit plan that makes the employees of a company also owners of stock in that company. Recent academic research of the performance of ESOPs in closely held companies found that ESOPs appear to increase overall sales, employment, and sales per employee over what would have been expected absent an ESOP. Studies have also found that companies with an ESOP are also more likely to still be in business several years later, and are more likely to have other retirement oriented benefit plans than comparable non-ESOP companies.

•
Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs except in cases when the number of shares allocated to the ESOP is deemed excessive (i.e. generally greater than five percent of outstanding shares).

OBRA-Related Compensation Proposals

Cash bonus plans can be an important part of an executive’s overall pay package, along with stock-based plans tied to long-term total shareholder returns. Section 162(m) of the IRS Code Section limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken including shareholder approval and the establishment of performance goals.

•	Generally vote FOR proposals to approve or amend executive incentive bonus plans if the proposal:

o	Is only to include administrative features;

o	Places a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m);

o	Adds performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate; or

o
Covers cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST such proposals if:

o	If the plan provides for awards to individual participants in excess of $2 million a year;

o	The compensation committee does not fully consist of independent outsiders as defined by Taft-Hartley Advisory Services’ definition of director independence;

o	The plan contains excessive problematic provisions including lack of rigorous performance measures.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•	Vote CASE-BY CASE on such proposals if:

o
In addition to seeking 162(m) tax treatment, the amendment may cause the transfer of additional shareholder value to employees (e.g., by requesting additional shares, extending the option term, or expanding the pool of plan participants);

o
A company is presenting the plan to shareholders for Section 162(m) favorable tax treatment for the first time after the company's initial public offering (IPO). Perform a full equity plan analysis, including consideration of total shareholder value transfer, burn rate (if applicable), repricing, and liberal change in control. Other factors such as pay-for-performance or problematic pay practices as related to Management Say-on-Pay may be considered if appropriate.

Golden and Tin Parachutes

Golden parachutes are designed to protect the employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum payout triggered by a change-in-control at usually two to three times their current base salary. The SEC requires disclosure of all golden parachute arrangements in the proxy statement.

•	Vote on a CASE-BY-CASE basis on management proposals to ratify or cancel golden parachutes taking into consideration the following factors;

o	Whether the triggering mechanism is beyond the control of management.

o	Whether the payout amount is based on an excessive severance multiple.

o
Whether the change-in-control payments are double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

•	Vote FOR shareholder proposals to all have golden parachute agreements submitted for shareholder ratification;

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Shareholder Proposals on Compensation

Disclosure of Executive and Director Pay

•
Generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information, including the preparation of a formal report on executive compensation practices and policies;

Limit Executive and Director Pay

•	Generally vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits;

•
Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

Executive Perks and Retirement/Death Benefits

Taft-Hartley Advisory Services supports enhanced disclosure and shareholder oversight of executive benefits and other in-kind retirement perquisites. For example, compensation devices like executive pensions (SERPs), deferred compensation plans, below-market-rate loans or guaranteed post-retirement consulting fees can amount to significant liabilities to shareholders and it is often difficult for investors to find adequate disclosure of their full terms. Taft-Hartley Advisory Services opposes any perquisite or benefit to executives that exceeds what is generally offered to other company employees. From a shareholder prospective, the cost of these executive entitlements would be better allocated to performance-based forms of executive compensation during their term in office.

•
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

•
Generally vote FOR shareholder proposals calling companies to adopt a policy of discontinuing or obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Executive Holding Periods

Senior level executives should be required to hold a substantial portion of their equity compensation awards, including shares received from option exercises (e.g. 75% of their after-tax stock option proceeds), while they are employed at a company or even into retirement. Equity compensation awards are intended to align management interests with those of shareholders, and allowing executives to sell these shares while they are employees of the company undermines this purpose. Given the large size of a typical annual equity compensation award, holding requirements that are based on a multiple of cash compensation may be inadequate.

•
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a significant portion of the shares acquired through compensation plans while employed or following the termination of their employment.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Pay for Superior Performance

•	Generally vote FOR shareholder proposals that request the board to establish a pay-for-superior performance standard in the company's executive compensation programs for senior executives.

Performance-Based Options

Stock options are intended to align the interests of management with those of shareholders. However, stock option grants without performance-based elements can excessively compensate executives for stock increases due solely to a general stock market rise, rather than improved or superior company stock performance. When option grants reach the hundreds of thousands, a relatively small increase in the share price may permit executives to reap millions of dollars without providing material benefits to shareholders.

Taft-Hartley Advisory Services advocates for performance-based awards – such as premium-priced or indexed – which encourage executives to outperform peers, certain indices, or the broader market rather than being rewarded for any minimal rise in the share price, which can occur if there are not empirical performance measures incorporated into the structure of the options. Additionally, it should be noted that performance-accelerated vesting and premium priced options allow fixed plan accounting, whereas performance-vested and indexed options entail certain expensing requirements.

•	Generally vote FOR shareholder proposals that seek to provide for performance-based options such as indexed and/or premium priced options.

Tax Gross-up Proposals

•
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Advisory Vote on Executive Compensation (Say-on-Pay) Shareholder Proposals

•
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants - Disclosure of Board or Company’s Utilization

•
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

•
Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Bonus Banking/Bonus Banking “Plus”

•
Generally vote FOR on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees)

Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity

•	Generally vote FOR shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity.

Recoup Bonuses

•
Generally vote FOR proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error.

Link Compensation to Non-Financial Factors

•	Generally vote FOR shareholder proposals seeking disclosure on linking executive pay to non-financial factors.

•
Evaluate shareholder proposals calling for linkage of executive pay to non-financial factors, such as corporate downsizing, customer/employee satisfaction, community involvement, human rights, social and environmental goals and performance, and predatory lending on a CASE-BY-CASE basis.

Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

AUDITORS

Auditors play an integral role in certifying the integrity and reliability of corporate financial statements on which investors rely to gauge the financial well being of a company and the viability of an investment. The well-documented auditor-facilitated bankruptcies and scandals at several large public companies in recent years underscore the catastrophic consequences that investors can suffer when the audit process breaks down.

Auditor Independence

The wave of accounting scandals at companies in the over the past decade illuminate the need to ensure auditor independence in the face consulting services to audit clients. The ratio of non-audit services to total revenues at the large accounting firms grew significantly leading up to the accounting scandals. We believe the ratio of non-audit fees should make up no more than one-quarter of all fees paid to the auditor so as to properly discourage even the appearance of any undue influence upon an auditor’s objectivity.

Under SEC rules, disclosed categories of professional fees paid for audit and non-audit services are as follows: (1) Audit Fees, (2) Audit-Related Fees, (3) Tax Fees, and (4) All Other Fees. Under the reporting requirements, companies are required to describe – in qualitative terms – the types of services provided under the three categories other than Audit Fees. The following fee categories are defined as: A) tax compliance or preparation fees are excluded from our calculations of non-audit fees; and B) fees for consulting services for tax-avoidance strategies and tax shelters will be included in “other fees” and will be considered non-audit fees if the proxy disclosure does not indicate the nature of the tax services.  In circumstances where "Other" fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

As auditors are the backbone upon which a company’s financial health is measured, auditor independence is absolutely essential for rendering objective opinions upon which investors then rely. When an auditor is paid excessive consulting fees in addition to fees paid for auditing, the company-auditor relationship is left open to conflicts of interest.

Auditor Ratification

The ratification of auditors is an important component of good governance. In light of the Sarbanes-Oxley Act of 2002 and increased shareholder scrutiny, some companies are opting to take auditor ratification off the ballot. Neglecting to include the ratification of auditors on the proxy takes away the fundamental shareholder right to ratify the company’s choice of auditor. Whereas shareholder ratification of auditors was once considered routine by many shareowners, accounting scandals have caused shareholders to be more vigilant about the integrity of the auditors certifying their companies’ financial statements. It is now viewed as best practice for companies to place the item on ballot.

Although U.S. companies are not legally required to allow shareholders to ratify their appointment of independent auditors, submission of the audit firm for approval at the annual meeting on an annual basis gives shareholders the means to weigh in on their satisfaction (or lack thereof) on the auditor’s independent execution of their duties. Taft-Hartley Advisory Services firmly believes mandatory auditor ratification is in line with sound and transparent corporate governance and remains an important mechanism to ensure the integrity of the auditor’s work. In the absence of legislation mandating shareholder ratification of auditors, the failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Proposals to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote.

•
Vote FOR proposals to ratify auditors when the amount of audit fees is equal to or greater than three times (75 percent) the amount paid for consulting, unless: i) An auditor has a financial interest in or association with the company, and is therefore not independent; or ii) There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Vote AGAINST proposals to ratify auditors when the amount of non-audit consulting fees exceeds a quarter of all fees paid to the auditor;

•	Generally support shareholder proposals seeking to limit companies from buying consulting services from their auditor.

Auditor Rotation

Long-term relationships between auditors and their clients can impede auditor independence, objectivity and professional skepticism. Such long-standing relationships foster an undesirable coziness between audit firms and their clients, which can cause the auditors to lose their independence and become less questioning especially where lucrative contracts for the provision of non-audit consulting services are involved. Mandatory auditor rotation is a widely supported safeguard against improper audits and is viewed by many as an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships.

Proponents of compulsory audit firm rotation contend that rotation policies promote objectivity and independence among auditors and minimize the scope of vested interests developing in the audit. Opponents of audit firm rotation argue that regular re-tendering is a costly practice, likely to reduce audit quality and increase the risk of audit failure in the early years due to the time required to gain cumulative knowledge of an often complex and geographically diverse business. A solution around this apparent negative effect of mandatory rotation is to keep a longer rotation period.

Taft-Hartley Advisory Services recommends that companies not maintain the same audit firm in excess of seven years, and will consider voting against auditors if their tenure at a company exceeds seven years. A revolving seven-year rotation period allows the auditor to develop cumulative knowledge of a company’s business and the effect of changes in the business along with the corresponding changes in its risks, thereby enhancing the quality of the audit and trammeling potential loss of auditor objectivity and independence. Many institutional investors argue that the increased costs associated with compulsory auditor rotation are a lesser evil vis-à-vis the larger evil of the costs to shareholders when the objectionable coziness between clients and long-standing auditors leads to gross erosion of shareholder value.

•	Generally support shareholder proposals to ensure auditor independence through measures such as mandatory auditor rotation (no less than every seven years).

Auditor Indemnification and Limitation of Liability

Indemnification clauses allow auditors to avoid liability for potential damages, including punitive damages. Eliminating concerns about being sued for carelessness could lead to; 1) potential impairment of external auditor independence and impartiality by contractual clauses limiting their liability; and 2) a decrease the quality and reliability of the audit given the lack of consequence for an inadequate audit.

Given the substantial settlements against auditors in recent years for poor audit practices and the cost of such insurance to the company and its shareholders, there are legitimate concerns over the broader use of indemnification clauses. Such agreements may weaken the objectivity, impartiality and performance of audit firms. Taft-Hartley Advisory Services believes it is important for shareholders to understand the full risks and implications of these agreements and determine what impact they could have on shareholder value. At the present time, however, due to poor disclosure in this area, it is difficult

2012 Taft-Hartley U.S. Proxy Voting Guidelines

to identify the existence and extent of limited liability provisions and auditor agreements, and investors lack the information needed to make informed decisions regarding these agreements.

Without uniform disclosure, it is difficult to consistently apply policy and make informed vote recommendations. As such, Taft-Hartley Advisory Services reviews the use of indemnification clauses and limited liability provisions in auditor agreements on a case-by-case basis, when disclosure is present.

•
Vote AGAINST or WITHHOLD from Audit Committee members if there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Disclosures Under Section 404 of Sarbanes-Oxley Act

Section 404 of the Sarbanes-Oxley Act requires that companies document and assess the effectiveness of their internal financial controls. Beginning in 2005, most public companies must obtain annual attestation of the effectiveness of their internal controls over financial reporting from their outside auditors. Companies with significant material weaknesses identified in the Section 404 disclosures potentially have ineffective internal financial reporting controls, which may lead to inaccurate financial statements, hampering shareholders’ ability to make informed investment decisions, and may lead to destruction of public confidence and shareholder value. The Audit Committee is ultimately responsible for the integrity and reliability of the company’s financial information and its system of internal controls.

•
Vote AGAINST or WITHHOLD votes from Audit Committee members under certain circumstances when a material weakness rises to a level of serious concern, if there are chronic internal control issues, or if there is an absence of established effective control mechanisms;

•
Vote AGAINST management proposals to ratify auditors if there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

Adverse Opinions

An Adverse Opinion on the company’s financial statements is issued when the auditor determines that the financial statements are materially misstated and, when considered as a whole, do not conform to GAAP. It essentially states that the information contained is materially incorrect, unreliable, and inaccurate in order to assess the company’s financial position and results of operations.

Adverse opinions on companies’ financial statements are generally very rare because they  essentially state that a significant portion of the financial statements are unreliable and the auditor had no choice but to issue an adverse opinion after a long process of seeking resolution with the company subjected to the audit.

•	Vote AGAINST or WITHHOLD votes from Audit Committee members if the company receives an Adverse Opinion on the company’s financial statements from its auditors.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

TAKEOVER DEFENSES
 Poison Pills

Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. When triggered, poison pills generally allow shareholders to purchase shares from, or sell shares back to, the target company (“flip-in pill”) and/or the potential acquirer (“flip-out pill”) at a price far out of line with fair market value.

Depending on the type of pill, the triggering event can either transfer wealth from the target company or dilute the equity holdings of current shareholders. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids. Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

In evaluating management proposals on poison pills, Taft-Hartley Advisory Services considers the company’s rationale for adopting the pill and its existing governance structure in determining whether or not the pill appropriately serves in shareholders’ best interests. The rationale for adopting the pill should be thoroughly explained by the company. Additionally, we examine the company’s existing governance structure including: board independence, existing takeover defenses, or any problematic governance concerns.

•	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification;

•	Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill;

•	Review on a CASE-BY-CASE basis management proposals to ratify a poison pill;

•
Vote AGAINST or WITHHOLD from any board where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision. Directors of companies with these lethal protective devices should be held fully accountable.

Net Operating Loss (NOL) Poison Pills/Protective Amendments

The financial crisis prompted widespread losses in certain industries. This resulted in previously profitable companies considering the adoption of a poison pill and/or NOL protective amendment to protect their NOL tax assets, which may be lost upon an acquisition of 5 percent of a company's shares.

When evaluating management proposals seeking to adopt NOL pills or protective amendments, the purpose behind the proposal, its terms, and the company's existing governance structure should be taken into account to assess whether the structure actively promotes board entrenchment or adequately protects shareholder rights. While the high estimated tax value of NOLs would typically benefit shareholders, the ownership acquisition limitations contained in an NOL pill/protective amendment coupled with a company's problematic governance structure could serve as an antitakeover device.

Given the low ownership thresholds involved, shareholders want to ensure that such pills/amendments do not remain in effect permanently. Taft-Hartley Advisory Services will closely review whether the pill/amendment contains a sunset provision or a commitment to cause the expiration of the NOL pill/protective amendment upon exhaustion or expiration of the NOLs.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•
Vote AGAINST proposals to adopt a poison pill/ protective amendment for the stated purpose of protecting a company's net operating losses (“NOLs”) if the term of the pill/ protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

•
Evaluate management proposals to ratify an NOL pill /adopt an NOL protective amendment  if the term of the pill/amendment would be the shorter of three years (or less) and the exhaustion of the NOL on a CASE-BY-CASE basis considering the following factors;

o
The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5% and NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

o	The value of the NOLs;

o	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

o	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns;

o	Any other factors that may be applicable.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of shares, the practice discriminates against most shareholders. This transferred cash, absent the greenmail payment, could be put to much better use for reinvestment in the company, payment of dividends, or to fund a public share repurchase program.

•	Vote FOR proposals to adopt an anti-greenmail provision in their charter or bylaws that would thereby restrict a company’s ability to make greenmail payments to certain shareholders;

•	Review on a CASE-BY-CASE basis all anti-greenmail proposals when they are presented as bundled items with other charter or bylaw amendments.

Shareholder Ability to Remove Directors/Fill Vacancies

Shareholder ability to remove directors, with or without cause, is either prescribed by a state’s business corporation law, individual company’s articles of incorporation, or its corporate bylaws. Many companies have sought shareholder approval for charter or bylaw amendments that would prohibit the removal of directors except for cause, thus ensuring that directors would retain their directorship for their full-term unless found guilty of self-dealing. By requiring cause to be demonstrated through due process, management insulates the directors from removal even if a director has been performing poorly, not attending meetings, or not acting in the best interests of shareholders.

•	Vote AGAINST proposals that provide that directors may be removed only for cause;

•	Vote FOR proposals which seek to restore the authority of shareholders to remove directors with or without cause;

•	Vote AGAINST proposals that provide only continuing directors may elect replacements to fill board vacancies;

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Shareholder Ability to Alter the Size of the Board

Proposals that would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense. Proposals to fix the size of the board at a specific number can prevent management from increasing the board size without shareholder approval when facing a proxy context. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the size of the board as a strategy to oust independent directors. Fixing board size also prevents management from increasing the number of directors in order to dilute the effects of cumulative voting.

•	Vote FOR proposals that seek to fix the size of the board within an acceptable range;

•	Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

SHAREHOLDER RIGHTS

Confidential Voting

The confidential ballot ensures that voters are not subject to real or perceived coercion. In an open voting system, management can determine who has voted against its nominees or proposals before a final vote count. As a result, shareholders can be pressured to vote with management at companies with which they maintain or would like to establish a business relationship.

•
Vote FOR shareholder proposals that request corporations to adopt confidential voting, the use of independent tabulators, and the use of independent inspectors for an election as long as the proposals include clauses for proxy contests. In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived;

•	Vote FOR management proposals to adopt confidential voting procedures.

Shareholder Ability to Call Special Meetings

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. Sometimes this right applies only if a shareholder or a group of shareholders own a specified percentage of shares, with ten percent being the most common. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings;

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management;

•	Vote AGAINST provisions that would require advance notice of more than sixty days.

Shareholder Ability to Act by Written Consent

Consent solicitations allow shareholders to vote on and respond to shareholder and management proposals by mail without having to act at a physical meeting. A consent card is sent by mail for shareholder approval and only requires a signature for action. Some corporate bylaws require supermajority votes for consents, while at others standard annual meeting rules apply. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent;

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

Unequal Voting Rights

Incumbent managers are able to use unequal voting rights through the creation of a separate class of shares that has superior voting rights to the common shares of regular shareholders. This separate class of shares with disproportionate voting power allows management to concentrate its power and insulate itself from the wishes of the majority of shareholders. Dual class exchange offers involve a transfer of voting rights from one group of shareholders to another group of shareholders typically through the payment of a preferential dividend. A dual class recapitalization plan also establishes two

2012 Taft-Hartley U.S. Proxy Voting Guidelines

classes of common stock with unequal voting rights, but initially involves an equal distribution of preferential and inferior voting shares to current shareholders.

•	Vote FOR resolutions that seek to maintain or convert to a one-share-one-vote capital structure;

•	Generally vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Supermajority shareholder vote requirements for charter or bylaw amendments are often the result of “lock-in” votes, which are the votes required to repeal new provisions to the corporate charter. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

The general lack of credit availability for financially distressed companies has resulted in “rescue” or highly dilutive stock and warrant issuances, which often comprise a majority of the company’s voting stock upon conversion. When an investor takes control of the company through the conversion of securities, the new owners often seek statutory amendments, such as adopting written consent, or allowing 50 percent shareholders to call a special meeting, that allow effective control over the company with little or no input from minority shareholders.

In such cases, the existing supermajority vote requirements would serve to protect minority shareholders’ interests. The reduction in the vote requirements, when coupled with low quorum requirements (in Nevada and other states) could shift the balance in power away from small shareholders while overly empowering large shareholders.

•	Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments;

•	Vote AGAINST management proposals seeking to lower supermajority shareholder vote requirements when they accompany management sponsored proposals to also change certain charter or bylaw amendments;

•
Vote FOR management or shareholder proposals to reduce supermajority vote requirements for charter and bylaw amendments. However, for companies with shareholders who have significant ownership levels, vote CASE-BY-CASE, taking into account i) ownership structure, ii) quorum requirements, and iii) supermajority vote requirements.

Supermajority Shareholder Vote Requirement to Approve Mergers

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

•	Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Reimbursing Proxy Solicitation Expenses

•	Generally support shareholder proposals to reimburse for proxy solicitation expenses;

•	When voting in conjunction with support of a dissident slate, always support the reimbursement of all appropriate proxy solicitation expenses associated with the election;

•	Generally support requests seeking to reimburse a shareholder proponent for all reasonable campaign expenditures for a proposal approved by the majority of shareholders.

Exclusive Venue

Exclusive venue management proposals were new for the 2011 proxy season, as issuers began seeking shareholder approval of exclusive charter provisions in 2011 after a court opinion suggested that unilaterally adopted exclusive venue bylaw provisions might not be enforceable. All the exclusive venue proposals to date have sought to make Delaware the exclusive forum for resolution on shareholder disputes.

Corporations have defended exclusive forum provisions on the grounds that the Delaware Chancery Court moves cases more quickly than other courts and is presided over by judges who are experienced in corporate law. Firms have also argued that making Delaware the sole forum for lawsuits avoids the possibility of duplicative suits arising out of the same events. A number of shareholder advocates have, however, countered that exclusive venue provisions deprive shareholders of the flexibility to choose the forum in which to assert claims of wrongdoing.

•	Generally vote AGAINST management proposals to restrict the venue for shareholder claims by adopting charter or bylaw provisions that seek to establish an exclusive judicial forum.

Bundled Proposals

•
Vote CASE-BY-CASE on bundled or conditional proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

MERGERS & ACQUISITIONS / CORPORATE RESTRUCTURINGS

A number of academic and industry studies have estimated that nearly three quarters of all corporate acquisitions fail to create economically meaningful shareholder value. These studies have also demonstrated that the larger the deal the greater the risk in realizing long-term value for shareholders of the acquiring firm. These risks include integration challenges, over-estimation of expected synergies, incompatible corporate cultures and poor succession planning. Indeed, some studies have found that smaller deals within specialized industries on average outperform “big bet” larger deals by a statistically significant factor.

In analyzing M&A deals, private placements or other transactional related items on proxy, Taft-Hartley Advisory Services performs a well-rounded analysis that seeks to balance all facets of the deal to ascertain whether the proposed acquisition is truly going to generate long-term value for shareholders and enhance the prospects of the ongoing corporation.

Votes on mergers and acquisitions are always considered on a CASE-BY-CASE basis, taking into account the following factors:

•	Impact of the merger on shareholder value;

•	Perspective of ownership (target vs. acquirer) in the deal;

•	Form and mix of payment (i.e. stock, cash, debt, etc.);

•	Fundamental value drivers behind the deal;

•	Anticipated financial and operating benefits realizable through combined synergies;

•	Offer price (cost vs. premium);

•	Change-in-control payments to executive officers;

•	Financial viability of the combined companies as a single entity;

•
Was the deal put together in good faith? What kind of auction setting took place? Were negotiations carried out at arm’s length? Was any portion of the process tainted by possible conflicts of interest?

•	Fairness opinion (or lack thereof);

•	Changes in corporate governance and their impact on shareholder rights;

•	What are the potential legal or environmental liability risks associated with the target firm?

•	Impact on community stakeholders and employees in both workforces;

•	How will the merger adversely affect employee benefits like pensions and health care?

Fair Price Provisions

Fair price provisions were originally designed to specifically defend against the most coercive of takeover devises- the two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target’s remaining shares will be purchased with cash, cash and securities, or only securities. Since the payment offered for the remaining stock is, by design, less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize the value of their shares. Standard fair price provisions require that in the absence of board or shareholder approval of the acquisition the bidder must pay the remaining shareholders the same price for their shares that brought control.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•	Vote FOR fair price proposals as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares;

•	Vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Appraisal Rights

Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal applies to mergers, sale of corporate assets, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.

•	Vote FOR proposals to restore or provide shareholders with the right of appraisal.

Corporate Restructuring

•	Votes concerning corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales, are considered on a CASE-BY-CASE basis.

Spin-offs

•	Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

•	Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

•
Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Going Private Transactions (LBOs, Minority Squeezeouts)

•
Vote on a CASE-BY-CASE basis on going private transactions, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

•
Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock), cash-out value, whether the interests of continuing and cashed-out shareholders are balanced, and market reaction to public announcement of transaction.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Changing Corporate Name

•	Vote FOR changing the corporate name in all instances if proposed and supported by management and the board.

Plans of Reorganization (Bankruptcy)

The recent financial crisis has placed Chapter 11 bankruptcy reorganizations as a potential alternative for distressed companies. While the number of bankruptcies has risen as evidenced by many firms, including General Motors and Lehman Brothers, the prevalence of these reorganizations can vary year over year due to, among other things, market conditions and a company‘s ability to sustain its operations. Additionally, the amount of time that lapses between a particular company‘s entrance into Chapter 11 and its submission of a plan of reorganization varies significantly depending on the complexity, timing, and jurisdiction of the particular case. These plans are often put to a vote of shareholders (in addition to other interested parties), as required by the Bankruptcy Code.

•	Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

o	Estimated value and financial prospects of the reorganized company;

o	Percentage ownership of current shareholders in the reorganized company;

o	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee).

•
The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s); Existence of a superior alternative to the plan of reorganization; and Governance of the reorganized company.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

CAPITAL STRUCTURE

The management of a corporation’s capital structure involves a number of important issues including dividend policy, types of assets, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. Many financing decisions have a significant impact on shareholder value, particularly when they involve the issuance of additional common stock, preferred stock, or debt.

Common Stock Authorization

State statutes and stock exchanges require shareholder approval for increases in the number of common shares. Corporations increase their supply of common stock for a variety of ordinary business purposes: raising new capital, funding stock compensation programs, business acquisitions, implementation of stock splits, or payment of stock dividends.

Clear justification should accompany all management requests for shareholders approval of increases in authorized common stock.  We support increases in authorized common stock to fund stock splits that are in shareholders’ interests. Consideration will be made on a case-by-case basis on proposals when the company intends to use the additional stock to implement a poison pill or other takeover defense. The amount of additional stock requested in comparison to the requests of the company’s peers as well as the company’s articulated reason for the increase must be evaluated. Dual requests on the same ballot, in which an increase in common stock is requested in tandem with a reverse stock split in which shares are not proportionately reduced may not be in shareholder best interests. Although the reverse stock split may be needed in the face of imminent delisting, there is little justification in effectively approving two increases in common stock on the same ballot.

•	Vote on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue. The following factors will be considered:

o	Past Board Performance: the company‘s historical use of authorized shares in the previous three years;

o
The Current Request: i) disclosure on specific reasons/rationale for the proposed increase; ii) the dilutive impact of the request; and iii) disclosure of specific risks to shareholders of not approving the request.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights;

•	Vote AGAINST proposed common stock authorizations that increase the existing authorization by more than fifty percent unless a clear need for the excess shares is presented by the company;

•
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Reverse Stock Splits

Reverse splits exchange multiple shares for a lesser amount to increase share price. Increasing share price is sometimes necessary to restore a company’s share price to a level that will allow it to be traded on the national stock exchanges. In addition, some brokerage houses have a policy of not monitoring or investing in very low priced shares. Reverse stock splits can help maintain stock liquidity.

Evaluation of management proposals to implement a reverse stock split will take into account whether there is a corresponding proportional decrease in authorized shares. Without a corresponding decrease, a reverse stock split is effectively an increase in authorized shares by way of reducing the number of shares outstanding while leaving the number of authorized shares to be issued at the pre-split level.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Generally support a reverse stock split if the number of authorized shares will be reduced proportionately. When there is not a proportionate reduction of authorized shares, Taft-Hartley trustees should oppose such proposals unless a stock exchange has provided notice to the company of a potential delisting. Shareholders should only vote for non-proportionate reverse stock splits in the most dire of situations. Companies should provide disclosure of external evidence that a potential delisting is imminent to separate the true emergencies from vague potential risks to shareholders.

Preferred Stock Authorization

Preferred stock is an equity security which has certain features similar to debt instruments- such as fixed dividend payments and seniority of claims to common stock - and usually carries little to no voting rights. The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion with voting, conversion, distribution, and other rights to be determined by the board at time of issue.

•
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Consider company-specific factors including;

o	Past Board Performance: the company‘s historical use of authorized preferred shares over the previous three years;

o
The Current Request: i) disclosure on specific reasons/rationale for the proposed increase; ii) the dilutive impact of the request; and iii) disclosure of specific risks to shareholders of not approving the request;

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Blank Check Preferred Stock

“Blank check” preferred stock, with unspecified voting, conversion, dividend, distribution, and other rights, can be used for sound corporate purposes but can also be used as a device to thwart hostile takeovers without shareholder approval.

•	Vote AGAINST proposals that would authorize the creation of new classes of blank check preferred stock;

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.;

•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense);

•	Vote FOR requests to require shareholder approval for blank check authorizations.

Adjust Par Value of Common Stock

Stock that has a fixed per share value that is on its certificate is called par value stock. The purpose of par value stock is to establish the maximum responsibility of a stockholder in the event that a corporation becomes insolvent. Proposals to reduce par value come from certain state level requirements for regulatory industries such as banks and other legal requirements relating to the payment of dividends.

•	Vote FOR management proposals to reduce the par value of common stock.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Preemptive Rights

Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. These rights guarantee existing shareholders the first opportunity to purchase shares of new issues of stock in the same class as their own and in the same proportion. The absence of these rights could cause stockholders’ interest in a company to be reduced by the sale of additional shares without their knowledge and at prices unfavorable to them. Preemptive rights, however, can make it difficult for corporations to issue large blocks of stock for general corporate purposes. Both corporations and shareholders benefit when corporations are able to arrange issues without preemptive rights that do not result in a substantial transfer of control.

•
Review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

Debt Restructuring

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. The following factors are considered:

•	Dilution—How much will the ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control—Will the transaction result in a change in control of the company? Are board and committee seats guaranteed? Do standstill provisions and voting agreements exist?

•	Financial Issues— company's financial situation, degree of need for capital, use of proceeds, and effect of the financing on the company's cost of capital;

•	Terms of the offer—discount/premium in purchase price to investor including any fairness opinion, termination penalties and exit strategy;

•	Conflict of interest—arm's length transactions and managerial incentives;

•	Management's efforts to pursue other alternatives.

Vote on a CASE-BY-CASE basis proposals regarding debt restructurings.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

STATE OF INCORPORATION

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions). We generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Taft-Hartley Advisory Services is less supportive of takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

Reincorporation Proposals

Management or shareholder proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company's governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Offshore Reincorporations and Tax Havens

For a company that seeks to reincorporate, Taft-Hartley Advisory Services evaluates the merits of the move on a CASE-BY-CASE basis, taking into consideration the company’s strategic rationale for the move, the potential economic ramifications, potential tax benefits, and any corporate governance changes that may impact shareholders. Taft-Hartley Advisory Services believes there are a number of concerns associated with a company looking to reincorporate from the United States to offshore locales such as Bermuda, the Cayman Islands or Panama. With more U.S.-listed companies seeking to move offshore, shareholders are beginning to understand the web of complexities surrounding the legal, tax, and governance implications involved in such a transaction.

When reviewing a proposed offshore move, the following factors are considered:

•	Legal recourse for U.S. stockholders of the new company and the enforcement of legal judgments against the company under the U.S. securities laws;

•	The transparency (or lack thereof) of the new locale’s legal system;

•	Adoption of any shareholder-unfriendly corporate law provisions;

•	Actual, quantifiable tax benefits associated with foreign incorporation;

•	Potential for accounting manipulations and/or discrepancies;

•	Any pending U.S. legislation concerning offshore companies;

•	Prospects of reputational harm and potential damage to brand name via increased media coverage concerning corporate expatriation.

Furthermore, generally support shareholder requests calling for “expatriate” companies that are domiciled abroad yet predominantly owned and operated in America to re-domesticate back to a U.S. state jurisdiction. While a firm’s country of incorporation will remain the primary basis for evaluating

2012 Taft-Hartley U.S. Proxy Voting Guidelines

companies, Taft-Hartley Advisory Services will generally apply U.S. policies to the extent possible with respect to issuers that file DEF 14As, 10-K annual reports, and 10-Q quarterly reports, and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC). Corporations that have reincorporated outside the U.S. have found themselves subject to a combination of governance regulations and best practice standards that may not be entirely compatible with an evaluation framework based solely on country of incorporation.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

CORPORATE RESPONSIBILITY & ACCOUNTABILITY

Social, Environmental and Sustainability Issues
Taft-Hartley Advisory Services generally supports social, workforce, and environmental shareholder-sponsored resolutions if they seek to create responsible corporate citizens while at the same time attempting to enhance long-term shareholder value. We typically support proposals that ask for disclosure reporting of information that is not available outside the company that is not proprietary in nature. Such reporting is particularly most vital when it appears that a company has not adequately addressed shareholder concerns regarding social, workplace, environmental and/or other issues. A determination whether the request is relevant to the company’s core business and in-line with industry practice will be made on a CASE-BY-CASE basis. The proponent of the resolution must make the case that the benefits of additional disclosure outweigh the costs of producing the report.

In determining our vote on social, workplace, environmental, and other related proposals, we specifically analyze the following factors:

•	Whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

•	Percentage of sales, assets, and earnings affected;

•	Degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

•	Whether the issues presented should be dealt with through government or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company's analysis and voting recommendation to shareholders is persuasive;

•	What its industry peers have done in response to the issue;

•	Whether the proposal itself is well framed and reasonable;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal;

•	Whether the subject of the proposal is best left to the discretion of the board.

In general, Taft-Hartley Advisory Services supports proposals that request the company to furnish information helpful to shareholders in evaluating the company’s operations from top to bottom. In order to be able to intelligently monitor their investments, shareholders often need information that is best provided by the company in which they have invested on behalf of their end beneficiaries. Qualified requests satisfying the aforementioned criteria usually merit support.

Proposals requesting that the company cease certain actions that the proponent believes are harmful to society or some segment of society will be evaluated on a CASE-BY-CASE basis. Special attention will be made to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. A high standard will need to be met by proponents requesting specific action like divesture of a business line or operation, legal remuneration, or withdrawal from certain high-risk markets.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

I. GENERAL CSR RELATED

Special Policy Review and Shareholder Advisory Committees

These resolutions propose the establishment of special committees of the board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to: shareholder relations, the environment, occupational health and safety, and executive compensation.

•	Support these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

International Financial Related

The rise of globalization has put increasing importance on the need for U.S. companies to periodically monitor their business operations abroad. As a means to preserve brand integrity and protect against potentially costly litigation and negative public relations, Taft-Hartley Advisory Services generally supports shareholder proposals which call for a report on the company’s core business policies and procedures of its operations outside the United States.

Many of the resolutions which address a company’s international policies can include: impact of Foreign Direct Investment (FDI) in emerging market economies; corporate safeguards against money laundering; terrorist financing; economic de-stabilization concerns; relationships with international financial institutions (IFIs); and product sales/marketing abroad (i.e., tobacco, pharmaceutical drug pricing).

•	Generally support proposals asking for policy clarification and reporting on foreign-related matters that can materially impact the company’s short and long-term bottom-line.

Affirm Political Non-Partisanship

Employees should not be put in a position where professional standing and goodwill within the corporation could be jeopardized as a result of political beliefs. Responsible employment practices should protect workers from an environment characterized by political indoctrination or intimidation. Corporations should not devote resources to partisan political activities, nor should they compel their employees to contribute to or support particular causes. Moreover, it is wise for a corporation to maintain a politically neutral stance as to avoid potentially embarrassing conflicts of interests that could negatively impact the company’s brand name with consumers.

•	Generally support proposals affirming political non-partisanship within the company.

Political Contributions Reporting & Disclosure

Changes in legislation that governs corporate political giving have, rather than limiting such contributions, increased the complexity of tracking how much money corporations contribute to the political process and where that money ultimately ends up. In January 2010, the U.S. Supreme Court’s decision in Citizens United vs. Federal Election Commission lifted restrictions on corporate spending in federal elections. A company’s involvement in the political process could impact shareholder value if such activities are not properly overseen and managed.

Shareholders have the right to know about corporate political activities, and management’s knowledge that such information can be made publicly available should encourage a company’s lawful and responsible use of political contributions.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Moreover, it is critical that shareholders understand the internal controls that are in place at a company to adequately manage political contributions. Given the significant reputational and financial risk involved in political giving, shareholders should expect management to have the necessary capabilities to monitor and track all monies distributed toward political groups and causes. These internal controls should be fully consistent with Section 404 requirements of the Sarbanes-Oxley Act of 2002.

While political contributions, lobbying and other corporate political activity can benefit the strategic interests of a company, it is important that accountability mechanisms are in place to ensure that monies disbursed in support of political objectives actually generate identifiable returns on shareholder wealth. Such mechanisms serve to insure against the use of shareholder funds in the furtherance of narrow management agendas.

When analyzing the proposals, special consideration will be made if the target company has been the subject of significant controversy stemming from its contributions or political activities, if the company fails to disclose a policy to shareholders that outlines the process by which the company considers its political contributions, or if the company has recently been involved in significant controversy or litigation related to the company’s political contributions or governmental affairs.

•	Support reporting of political and political action committee (PAC) contributions;

•	Support establishment of corporate political contributions guidelines and internal reporting provisions or controls;

•	Generally support shareholder proposals requesting companies to review and report on their political lobbying activities including efforts to influence governmental legislation;

•
Vote AGAINST shareholder proposals asking to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

Military Sales

Shareholder proposals from church groups and other community organizations ask companies for detailed reports on foreign military sales. These proposals often can be created at reasonable cost to the company and contain no proprietary data. Large companies can supply this information without undue burden and provide shareholders with information affecting corporate performance and decision-making.

•
Generally support reports on foreign military sales and economic conversion of facilities and where such reporting will not disclose sensitive information that could impact the company adversely or increase its legal exposure;

•	Generally vote AGAINST proposals asking a company to develop specific military contracting criteria.

Report on Operations in Sensitive Regions or Countries

Over the past decade, a number of public companies – especially within the extractive sector  – have withdrawn from geopolitically sensitive regions as a result of being associated with political controversies involving their host countries (i.e. Myanmar, the Sudan, China, Iran, etc.). Oil and natural gas companies, in particular, continue be the largest investors in many countries involved in human rights abuse and terrorist activities. As such, these companies become targets of consumer boycotts, public relations backlash and even governmental intervention.

•	Generally support shareholder proposals to adopt labor standards in connection with involvement in a certain market and other potentially sensitive geopolitical regions;

•	Generally support shareholder proposals seeking a report on operations within a certain market and documentation of costs of continued involvement in a given country or region;

2012 Taft-Hartley U.S. Proxy Voting Guidelines

•
Generally support requests for establishment of a board committee to review and report on the reputational risks and legal compliance with U.S. sanctions as a result of the company’s continued operations in countries associated with terrorist sponsored activities;

•
Consider shareholder proposals to pull out of a certain market on a CASE-BY-CASE basis considering factors such as overall cost, FDI exposure, level of disclosure for investors, magnitude of controversy, and the current business focus of the company.

II. ENVIRONMENT & CLIMATE CHANGE

Shareholder proposals addressing environmental and energy concerns have been plentiful in recent years, and generally seek greater disclosure on an issue or seek to improve a company’s environmental practices in order to protect the world’s natural resources. In addition, some proponents cite the negative financial implications for companies with poor environmental practices, including liabilities associated with site clean-ups and lawsuits, as well as arguments that energy efficient products and clean environmental practices are sustainable business practices that will contribute to long-term shareholder value.  Shareholders say the majority of independent atmospheric scientists agree that global warming poses a serious problem to the health and welfare of all countries, citing the findings of the Intergovernmental Panel on Climate Change (IPCC), the world’s most authoritative scientific body on the subject. Shareholder proponents argue that companies can report on their greenhouse gas emissions within a few months at reasonable cost.

Greenhouse Gas Emissions

Scientists generally agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat.  Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines.  With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal.

Shareholder proposals asking a company to issue a report to shareholders – at reasonable cost and omitting proprietary information – on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, and their direct or indirect efforts to promote the view that global warming is not a threat. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

Investment in Renewable Energy

Filers of proposals on renewable energy ask companies to increase their investment in renewable energy sources and to work to develop products that rely more on renewable energy sources. Increased use of renewable energy will reduce the negative environmental impact of energy companies. In addition, as supplies of oil and coal exist in the earth in limited quantities, renewable energy sources represent a competitive, and some would even argue essential, long-term business strategy.

•
Generally support shareholder proposals seeking increased investment in renewable energy sources, taking into account whether the terms of the resolution are realistic or overly restrictive for management to pursue.

•	Generally vote FOR shareholder proposals calling for a company to commit to reducing its greenhouse gas emissions under a reasonable timeline.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Sustainability Reporting and Planning

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Reporting and enhanced disclosure addressing sustainable development is important to companies namely because it offers a formal structure for decision making that helps management teams anticipate and address important global trends that can have serious consequences for business and society.  Shareholders may request general sustainability reports on a specific location (i.e. drilling in ANWR) or operation (i.e. nuclear facility), often requesting that the company detail the environmental, social, legal and other risks and/or potential liabilities of the specific project in question.

A number of companies have begun to report on sustainability issues using established standards in the marketplace. Such reporting focuses on corporate compliance and measurement regarding key economic, environmental, and social performance indicators. Many best practice companies release annual sustainability reports in conjunction to regular annual statement of operations.

•	Generally support shareholder proposals seeking greater disclosure on the company’s environmental practices, and/or environmental risks and liabilities.

Operations in Protected or Sensitive Areas

Operating in regions protected or established under national or international categorization guidelines, including wildlife refuges, national forests, and International Union for Conservation of Nature and Natural Resources (IUCN) categorized areas expose companies to increased oversight and the potential for associated risk and controversy. While it is important for a company to have the flexibility to operate in these regions to take advantage of strategic placement or growth, additional disclosure could be an important mitigating factor when addressing increased risk and oversight. Restrictions to the company’s operations, damaging public opinion, and costly litigation resulting from failure to comply with the requirements associated with protected or categorized regions could have a significant impact on shareholder value.

•
Generally support shareholder requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges, unless the company does not currently have operations or plans to develop operations in these protected regions.

Hydraulic Fracturing

Shareholder proponents have elevated concerns on the use of hydraulic fracturing, an increasingly controversial process in which water, sand, and a mix of chemicals is blasted horizontally into tight layers of shale rock to extract natural gas. As this practice has gained more widespread use, environmentalists have raised concerns that the chemicals mixed with sand and water to aid the fracturing process can contaminate ground water supplies. Proponents of resolutions at companies that employ hydraulic fracturing are also concerned that wastewater produced by the process could overload the waste treatment plants to which it is shipped. Shareholders have asked companies that utilize hydraulic fracturing to report on the environmental impact of the practice and to disclose policies aimed at reducing hazards from the process.

•	Vote FOR requests seeking greater transparency on the practice of hydraulic fracturing and its associated risks.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Recycling Policy

A number of companies have received proposals to step-up their recycling efforts, with the goal of reducing the company’s negative impact on the environment and reducing costs over the long-term.

•	Generally vote FOR shareholder proposals that ask companies to increase their recycling efforts or to adopt a formal recycling policy.

Endorsement of CERES Principles

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees. The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. A signee to the CERES Principles would disclose its efforts in such areas through a standardized report submitted to CERES and made available to the public.

Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources. In addition, environmentally responsible companies stand to benefit from good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being. Roughly thirty public companies have voluntarily adopted these principles.

Taft-Hartley Advisory Services supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

•	Vote FOR requests asking a company to formally adopt the CERES Principles;

•	Vote FOR adoption of reports to shareholders on environmental issues.

Land Use

Many large retail stores and real estate development firms have received criticism over their policies and processes for acquiring and developing land. Often, in such cases, there are organizations that support as well as those that oppose the proposed development.

Many of these requests brought forth by the respective stakeholders raise serious issues that can have a real impact on short-term shareholder value. However in some cases, additional reporting may be duplicative of existing disclosure or may fail to provide added benefit to shareholders commensurate with the associated cost or burden of providing additional information. Some of the companies targeted with this resolution have been subject to recent litigation and/or significant fines stemming from its land use practices or recent community boycotts.

•
Generally support shareholder resolutions that request better disclosure of detailed information on a company’s policies related to land use or development or compliance with local and national laws and zoning requirements.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Water Use

Shareholders may ask for a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and bottling partners. Such proposals also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

•	Vote FOR shareholder proposals seeking the preparation of a report on a company’s risks linked to water use.

Kyoto Compliance

The Kyoto Protocol was officially ratified in November 2004 and requires the reduction of greenhouse gas emissions by signatory countries in an effort to lower the global emissions of six key greenhouse gasses and address concerns over climate change. While some Kyoto signatory markets have not yet released the details of their respective regulations for companies, it is clear that there will be some significant financial impact on corporate issuers, especially those that operate in industries profoundly impacted by greenhouse gas emission constraints or regulation. In order to comply with the anticipated standards, companies will have to consider options such as: capital improvement to their facilities to reduce emissions, the cost of “trading” carbon credits on an open market to offset emission overages, or the expense of fines or restrictions resulting from noncompliance.

•
Taft-Hartley Advisory Services generally supports resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets, unless: 1) The company does not maintain operations in Kyoto signatory markets; or 2) The company already evaluates and substantially discloses such information to shareholders; or, 3) Greenhouse gas emissions do not materially impact the company’s core businesses.

III. WORKPLACE PRACTICES & HUMAN RIGHTS

Equal Employment Opportunity

These proposals generally request that a company establish a policy of reporting to shareholders its progress with equal opportunity and affirmative action programs. The costs of violating federal laws that prohibit discrimination by corporations are high and can affect corporate earnings.

The Equal Opportunities Employment Commission (EEOC) does not release the company’s filings to the public unless it is involved in litigation, and it is difficult to obtain from other sources. Companies need to be very sensitive to minority employment issues as the new evolving work force becomes increasingly diverse. This information can be provided with little cost to the company and does not create an unreasonable burden on management.

•	Vote FOR proposals calling for action on equal employment opportunity and anti-discrimination;

•
Vote FOR legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that affect long-term corporate performance;

•	Vote FOR non-discrimination in salary, wages, and all benefits.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

High-Performance Workplace

High-performance workplace practices emphasize employee training, participation, and feedback. The concept of a high-performance workplace has been endorsed by the U.S. Department of Labor and refers to a workplace that is designed to provide workers with the information, skills, incentives, and responsibility to make decisions essential for innovation, quality improvement and rapid response to changes in the marketplace. These standards embrace a “what is good for the worker is good for the company” philosophy. Studies have shown that improvement in human resources practices is associated with increases in total return to shareholders. High-performance workplace standards proposals can include linking compensation to social measures such as employee training, morale and safety, environmental performance and workplace lawsuits.

•	Generally support proposals that incorporate high-performance workplace standards.

Workplace Safety

In light of recent fatal accidents at oil refineries (Tesoro – Anacortes refinery, April 2010; and BP – Texas City refinery, March 2005), the 2010 BP Deepwater Horizon incident in the Gulf of Mexico, and the explosion at Massey Energy's Upper Big Branch mine in 2010, shareholders have sought greater transparency and accountability regarding workplace safety by filing resolutions at a number of corporations.

•	Generally vote FOR shareholder proposals requesting requests for workplace safety reports, including reports on accident risk reduction efforts.

Non-Discrimination in Retirement Benefits

A cash balance plan is a defined benefit plan that treats an earned retirement benefit as if it were a credit from a defined contribution plan, but which provides a stated benefit at the end of its term. Because employer contributions to these plans are credited evenly over the life of a plan and not based on a seniority formula, they may reduce payouts to long-term employees who are currently vested in plans.

Cash-balance pension conversions have undergone significant congressional and federal agency scrutiny in the wake of high-profile EEOC complaints on age discrimination and employee anger at several large blue-chip companies. While significant policy reform is unlikely in the short-term, business interests are worried enough that the National Association of Manufacturers and other pro-business lobbies have formed a coalition on Capitol Hill to preserve the essential features of the plans and to overturn an IRS ruling.

Driving the push behind conversions from traditional pension plans to cash-balance plans are the substantial savings that companies generate in the process. Critics point out that this savings is gained at the expense of the most senior employees. Shareholder resolutions call on corporate boards to establish a committee of outside directors to prepare a report to shareholders on the potential impact of pension-related proposals now being considered by national policymakers in reaction to the controversy spawned by the plans.

•	Support proposals calling for a non-discrimination policy with regard to retirement benefits and pension management at a company.

Fair Lending Reporting and Compliance

These resolutions call for financial institutions to comply with fair lending laws and statutes while avoiding predatory practices in their sub-prime lending. These predatory practices include: lending to borrowers with inadequate income, who will then default; not reporting on payment performances of

2012 Taft-Hartley U.S. Proxy Voting Guidelines

borrowers to credit agencies; implying that credit life insurance is necessary to obtain the loan (packing); unnecessarily high fees; refinancing with high additional fees rather than working out a loan that is in arrears (flipping); and high pre-payment fees.

•	Support proposals calling for full compliance with fair-lending laws;

•	Support reporting on overall lending policies and data.

MacBride Principles

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faces much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles will stabilize the situation and promote further investment.

•	Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

Contract Supplier Standards

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health, and other basic labor protections.

We generally support proposals that:

•
Seek publication of a “Worker Code of Conduct” to be implemented by the company’s foreign suppliers and licensees, requiring they satisfy all applicable labor standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, right to collectively bargain, and other rights;

•	Request a report summarizing the company’s current practices for enforcement of its Worker Code of Conduct;

•	Establishes independent monitoring mechanism in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Worker Code of Conduct;

•	Create incentives to encourage suppliers to raise standards rather than terminate contracts;

•	Implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees;

•	Request public disclosure of contract supplier reviews on a regular basis;

•
Adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale in the U.S. using forced or child labor, or that fail to comply with applicable laws protecting employees’ wages and working conditions.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Corporate Conduct and Labor Code of Conduct

Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) right to organize and bargain collectively; ii) non-discrimination in employment; iii) abolition of forced labor; and iv) end of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities.

•
Support the principles and codes of conduct relating to company investment and/or operations in countries with patterns of human rights abuses or pertaining to geographic regions experiencing political turmoil (Northern Ireland, Columbia, Burma, former Soviet Union, and China);

•	Support the implementation and reporting on ILO codes of conduct;

•	Support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

IV CONSUMER HEALTH & PUBLIC SAFETY

Phase-out or Label Products Containing Genetically Engineered Ingredients

Shareholder activists request companies engaged in the development of genetically modified agricultural products (GMOs) to adopt a policy of not marketing or distributing such products until long term safety testing demonstrates that they are not harmful to humans, animals or the environment. Until further long term testing demonstrates that these products are not harmful, companies in the restaurant, prepared foods and packaging industries are being asked to remove genetically altered ingredients from products they manufacture, distribute or sell, and label such products in the interim. Shareholders are asking supermarket companies to do the same for their own private label brands.

•	Vote FOR shareholder proposals to label products that contain genetically engineered products;

•	Generally vote AGAINST proposals calling for a full phase out of product lines containing GMO ingredients.

Tobacco-Related Proposals

Shareholders file resolutions annually asking that companies with ties to the tobacco industry account for their marketing and distribution strategies, particularly as they impact smoking by young people. While the specific resolutions for shareholder proponents vary from year to year, activist shareholders consistently make the tobacco industry one of their most prominent targets. Examples of tobacco proposals include: attempting to link executive compensation with teen smoking rates; the placement of company tobacco products in retail outlets; the impact of second hand smoke; and a review of advertising campaigns and their impact on children and minority groups.

•	Vote FOR shareholder proposals seeking to limit the sale of tobacco products to minors;

•	Generally vote AGAINST proposals calling for a full phase out of tobacco related product lines.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Toxic Emissions

Shareholder proposals asking companies to take steps to minimize their emissions of toxic chemicals or release of toxic wastes into the environment can vary greatly. Some focus on reporting on the impact of these chemicals on the communities in which the company operates. Still others ask for a review of the company’s efforts to minimize pollution.

•	Vote FOR shareholder proposals calling on the company to establish a plan to reduce toxic emissions.

Toxic Chemicals

The use of toxic chemicals in cosmetics, consumables, and household products has become a growing issue of concern for shareholders as international regulations on this topic continue to expand, providing increased scrutiny over potentially toxic materials or compounds used or emitted in the conduct of operations or as an ingredient in consumer goods. Shareholders must recognize the impact that changing regulation and consumer expectations could have on shareholder value and should encourage companies to disclose their policies regarding the use or emission of toxic chemicals. Specific considerations should be made for a company’s geographic markets and the appearance of historical difficulties with controversy, fines, or litigation, requests for disclosure on the potential financial and legal risk associated with toxic chemicals.

•	Generally support resolutions requesting that a company disclose its policies related to toxic chemicals;

•	Generally support shareholder resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

•
Consider shareholder proposals requesting companies to substitute or replace existing products on a CASE-BY-CASE basis, with consideration for applicable regulations and standards in the markets in which the company participates.

Nuclear Safety

These resolutions are filed at companies that manage nuclear power facilities or produce components for nuclear reactors to request disclosure on the risks to the company associated with these operations, including physical security and the potential for environmental damage. Current reporting requirements for companies that operate nuclear facilities are managed by the Nuclear Regulatory Commission (NRC) and include detailed reports on safety and security that are available to the public.

•	Generally support shareholder resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods.

Concentrated Area Feeding Operations (CAFOs)

The level of pollution resulting from CAFOs has drawn increased attention in recent years as certain legal decisions have established the precedent that a company can be held liable for the actions of the contract farms it sources from. Fines and remediation expenses stemming from these cases have been significant and could have a notable impact on the companies’ operations and shareholder value.

•
Generally support resolutions requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs) unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring or if the company does not directly source from CAFOs.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

Pharmaceutical Product Reimportation

One of the most visible aspects of the legal and political debate over rising health care costs in the United States can be seen through prescription drug reimportation through Canada. While U.S. and Canadian regulations limit reimportation, several states have taken steps to encourage employees to actively seek less expensive medications through reimportation.

Shareholder action at major pharmaceutical companies has requested increased disclosure of the financial and legal risks associated with company policies, or called on companies to change distribution limits to increase product availability in Canada, thereby encouraging product reimportation to the United States. The level of public concern over this issue and associated impact that a poorly developed policy could have on the companies suggest that additional disclosure of company policies related to reimportation could be beneficial to shareholders and generally merits support.

•
Generally support shareholder proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation, unless such information is already publicly disclosed;

•	Generally support shareholder proposals requesting that companies adopt specific policies to encourage or not constrain prescription drug reimportation.

Pharmaceutical Product Pricing

Pharmaceutical drug pricing, both within the United States and internationally, has raised many questions of the companies that are responsible for creating and marketing these treatments. Shareholder proponents, activists and even some legislators have called upon drug companies to restrain pricing of prescription drugs.

The high cost of prescription drugs is a vital issue for senior citizens across the country. Seniors have the greatest need for prescription drugs, accounting for about one-third of all prescription drug sales, but they often live on fixed incomes and are underinsured. Today about 20 million elderly people have little or no drug coverage in the U.S. In addition, the uninsured and underinsured pay substantially more for drugs than manufacturers favored customers such as HMOs and Federal agencies.

Proponents note that efforts to reign-in pharmaceutical costs will not negatively impact research and development (R&D) costs and that retail drug prices are consistently higher in the U.S. than in other industrialized nations. Pharmaceutical companies often respond that adopting a formal drug pricing policy could put the company at a competitive disadvantage.

Against the backdrop of the AIDS crisis in Africa, many shareholders have called on companies to address the issue of affordable drugs for the treatment of AIDS, as well as TB and Malaria throughout the developing world. When analyzing such resolutions, consideration should be made of the strategic implications of pricing policies in the market.

•	Proposals asking a company to implement price restraints on its pharmaceutical products will be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

o	Whether the proposal focuses on a specific drug and region;

o	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;

o	The extent that reduced prices can be offset through the company’s marketing expenditures without significantly impacting R&D spending;

o	Whether the company already limits price increases of its products;

2012 Taft-Hartley U.S. Proxy Voting Guidelines

o	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries;

o	The extent to which peer companies implement price restraints.

•	Generally support proposals requesting that companies implement specific price restraints for its pharmaceutical products in developing markets or targeting certain population groups;

•
Generally support proposals requesting that the company evaluate their global product pricing strategy, considering the existing level of disclosure on pricing policies, any deviation from established industry pricing norms, and the company’s existing philanthropic initiatives;

•	Vote FOR shareholder proposals that call on companies to develop a policy to provide affordable HIV, AIDS, TB and Malaria drugs to citizens in the developing world.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.  The Information may not be reproduced or redisseminated in whole or in part without prior written permission of ISS.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body.  None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages.  The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

2012 Taft-Hartley U.S. Proxy Voting Guidelines

2012 Taft-Hartley U.S. Proxy Voting Guidelines

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits

(a)	Declaration of Trust (“Trust Instrument”).1
(b)	By-Laws.1
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between Registrant and Caritas Capital, LLC, as investment advisor for the Caritas All-Cap Growth Fund.2
(d)(2)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the ISM Dynamic Growth Fund (f/k/a FMX Growth Allocation Fund).17
(d)(3)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the ISM Dynamic Total Return Fund (f/k/a FMX Total Return Fund).17
(d)(4)
Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund.17

(d)(5)
Form of amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund.26

(d)(6)	Form of Investment Sub-Advisory Agreement between FolioMetrix, LLC and Forward Management, LLC, as investment sub-advisor for the ISM Dividend Income Fund.26
(d)(7)	Investment Advisory Agreement between Registrant and Presidio Capital Investments, LLC, as investment advisor for the Presidio Multi-Strategy Fund.4
(d)(8)	Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.5
(d)(9)	Investment Advisory Agreement between Registrant and Navigator Money Management, Inc., as investment advisor for the Sector Rotation Fund.8
(d)(10)	Investment Advisory Agreement between Registrant and Sentinel Capital Solutions, as investment advisor for the SCS Tactical Allocation Fund (f/k/a Guardian Diversified Fund).11

(d)(11)	Investment Advisory Agreement between Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.12
(d)(12)	Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.18
(d)(13)	Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.20
(d)(14)	Investment Advisory Agreement between Registrant and Thornhill Securities, Inc., as investment advisor for the Thornhill Strategic Equity Fund. 21
(d)(15)	Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, as investment advisor for the Prophecy Alpha Trading Fund. 22
(d)(16)	Investment Sub-Advisory Agreement between CV Investment Advisors, LLC and Prophecy Asset Management, Inc., as investment sub-advisor for the Prophecy Alpha Trading Fund. 22
(d)(17)	Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, Inc., as investment advisor for the CV Asset Allocation Fund. 25
(d)(17)	Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, Inc., as investment advisor for the CV Sector Rotational Fund. 27
(d)(16)	Investment Sub-Advisory Agreement between CV Investment Advisors, LLC and ICC Capital Management, Inc., as investment sub-advisor for the CV Sector Rotational Fund. 27
(e)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.27
(f)	Not Applicable.
(g)	Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company. 24
(h)(1)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Caritas All-Cap Growth Fund.13
(h)(2)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the FMX Funds.26
(h)(3)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Presidio Multi-Strategy Fund.10
(h)(4)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Roumell Opportunistic Value Fund.9
(h)(5)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for The Sector Rotation Fund.8
(h)(6)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the SCS Tactical Allocation Fund.11

(h)(7)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Crescent Funds.12
(h)(8)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Arin Large Cap Theta Fund.16
(h)(9)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Matisse Discounted Closed-End Fund Strategy.20
(h)(10)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Thornhill Strategic Equity Fund.21
(h)(11)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Prophecy Alpha Trading Fund.22
(h)(12)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the CV Asset Allocation Fund.25
(h)(13)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the CV Sector Rotational Fund.27
(h)(14)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.27
(h)(15)	Expense Limitation Agreement between the Registrant and Sentinel Capital Solutions as investment advisor for the SCS Tactical Allocation Fund.24
(h)(16)	Expense Limitation Agreement between the Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.12
(h)(17)	Expense Limitation Agreement between the Registrant and Thornhill Securities, Inc., as investment advisor for the Thornhill Strategic Equity Fund.21
(h)(18)	Amended Operating Plan between Presidio Capital Investments, LLC and The Nottingham Company.10
(h)(19)	Amended Operating Plan between Roumell Asset Management, LLC and The Nottingham Company.10
(h)(20)	Amended and Restated Operating Plan between FolioMetrix, LLC and The Nottingham Company.26
(h)(21)	Operating Plan between Navigator Money Management, Inc. and The Nottingham Company.8
(h)(22)	Operating Plan between Caritas Capital, LLC and The Nottingham Company.13
(h)(23)	Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.16
(h)(24)	Operating Plan between Deschutes Portfolio Strategies, Inc. and The Nottingham Company.20

(h)(25)	Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the Prophecy Alpha Trading Fund.22
(h)(26)	Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the CV Asset Allocation Fund.25
(h)(27)	Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the CV Sector Rotational Fund.27
(i)	Opinion and Consent of counsel.9
(j)	Consent of BBD, LLP, independent public accountants.27
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Caritas All-Cap Growth Fund.2
(l)(2)	Initial Subscription Agreement for the ISM Dynamic Growth Fund (f/k/a FMX Growth Allocation Fund) and the ISM Dynamic Total Return Fund (f/k/a FMX Total Return Fund).3
(l)(3)	Initial Subscription Agreement for the Presidio Multi-Strategy Fund.14
(l)(4)	Initial Subscription Agreement for the Roumell Opportunistic Value Fund.14
(l)(5)	Initial Subscription Agreement for the SCS Tactical Allocation Fund.15
(l)(6)	Initial Subscription Agreement for the Crescent Funds.14
(l)(7)	Initial Subscription Agreement for the Arin Large Cap Theta Fund.23
(l)(8)
Initial Subscription Agreement for the ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund.23

(l)(9)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.23
(l)(10)	Form of Initial Subscription Agreement for the Thornhill Strategic Equity Fund.21
(l)(11)	Form of Initial Subscription Agreement for the Prophecy Alpha Trading Fund.22
(l)(12)	Form of Initial Subscription Agreement for the CV Asset Allocation Fund.25
(l)(13)	Form of Initial Subscription Agreement for the CV Sector Rotation Fund.27
(m)(1)	Distribution Plan under Rule 12b-1 for the Caritas All-Cap Growth Fund.2
(m)(2)	Distribution Plan under Rule 12b-1 for the Presidio Multi-Strategy Fund.4
(m)(3)	Distribution Plan under Rule 12b-1 for the Roumell Opportunistic Value Fund.5
(m)(4)	Distribution Plan under Rule 12b-1 for the ISM Dynamic Growth Fund (f/k/a FMX Growth Allocation Fund).6

(m)(5)	Distribution Plan under Rule 12b-1 for the ISM Dynamic Total Return Fund (f/ka FMX Total Return Fund).6
(m)(6)
Distribution Plan under Rule 12b-1 for the ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund.17

(m)(7)	Distribution Plan under Rule 12b-1 for the SCS Tactical Allocation Fund.11
(m)(8)	Distribution Plan under Rule 12b-1 for the Crescent Funds.12
(m)(9)	Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.16
(m)(10)	Distribution Plan under Rule 12b-1 for the Prophecy Alpha Trading Fund.22
(m)(11)	Distribution Plan under Rule 12b-1 for the CV Sector Rotational Fund.27
(n)(1)	Multiple Class Plan Pursuant to Rule 18f-3 for the Roumell Opportunistic Value Fund.5
(n)(2)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the FMX Funds.17
(n)(3)	Multiple Class Plan Pursuant to Rule 18f-3 for the Crescent Funds.12
(n)(4)	Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.16
(n)(5)	Multiple Class Plan Pursuant to Rule 18f-3 for the Prophecy Alpha Trading Fund.22
(n)(6)	Multiple Class Plan Pursuant to Rule 18f-3 for the CV Sector Rotational Fund.27
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.2
(p)(2)	Code of Ethics for Caritas Capital, LLC, investment advisor to the Caritas All-Cap Growth Fund.2
(p)(3)	Code of Ethics for FolioMetrix, LLC, investment advisor to the FMX Funds.3
(p)(4)	Code of Ethics for Presidio Capital Investments, LLC, investment advisor to the Presidio Multi-Strategy Fund.4
(p)(5)	Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.5
(p)(6)	Code of Ethics for Navigator Money Management, Inc., investment advisor to The Sector Rotation Fund.8
(p)(7)	Code of Ethics for Sentinel Capital Solutions, investment advisor to the SCS Tactical Allocation Fund.11
(p)(8)	Code of Ethics for Greenwood Capital Associates, LLC, investment advisor to the Crescent Funds.12

(p)(9)	Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.16
(p)(10)	Code of Ethics for Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Strategy.20
(p)(11)	Code of Ethics for Thornhill Securities, Inc., investment advisor to the Thornhill Strategic Equity Fund.21
(p)(12)	Code of Ethics for CV Investment Advisors, LLC, investment advisor to the Prophecy Alpha Trading Fund, CV Asset Allocation Fund and CV Sector Rotational Fund.25
(p)(13)	Code of Ethics for Prophecy Asset Management, Inc., investment sub-advisor to the Prophecy Alpha Trading Fund.22
(p)(14)	Code of Ethics for Forward Management, LLC, investment sub-advisor to the ISM Dividend Income Fund.26
(p15)	Code of Ethics for ICC Capital Management, Inc., investment sub-advisor to the CV Sector Rotational Fund.27
(q)	Copy of Power of Attorney.27

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2009.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on July 24, 2009.
3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on August 19, 2009.
4.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2010.
5.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on November 15, 2010.
6.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2010.
7.	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on February 9, 2011.
8.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 27, 2011.
9.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2011.
10.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2011.
11.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on November 4, 2011.
12.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2011.
13.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on December 1, 2011.
14.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on December 29, 2011.
15.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed on January 30, 2012.
16.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A filed on May 4, 2012.

17.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on July 7, 2012.
18.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2012.
19.	Incorporated herein by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on July 30, 2012.
20.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A filed on July 31, 2012.
21.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed on August 29, 2012.
22.	Incorporated herein by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2012.
23.	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on October 22, 2012.
24.	Incorporated herein by reference to Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on December 31, 2012.
25.	Incorporated herein by reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2013.
26.	Incorporated herein by reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2012.
27	Filed herewith.

ITEM 29.   Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.    Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)           as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)           To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)           Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors’ and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.                      Business and other Connections of the Investment Advisor

See the section of the Prospectuses entitled “Management of the Fund – The Investment Advisor” and the section of the Statements of Additional Information entitled “Management and Other Service Providers” for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.

ITEM 32.                      Principal Underwriter

(a)
Capital Investment Group, Inc. is underwriter and distributor for Arin Large Cap Theta Fund, Caritas All-Cap Growth Fund, Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, Crescent Strategic Income Fund, CV Asset Allocation Fund, CV Sector Rotational Fund, Giordano Fund, Hillman Focused Advantage Fund, ISM Dynamic Growth Fund, ISM Dynamic Total Return Fund, ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, ISM Premier Asset Management Fund, Matisse Discounted Closed-End Fund Strategy, Paladin Long Short Fund, Presidio Multi-Strategy Fund, Prophecy Alpha Trading Fund, Roumell Opportunistic Value Fund, SCS Tactical Allocation Fund, Sector Rotation Fund, and Thornhill Strategic Equity Fund.

(b)
Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622, 919-831-2370.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None
(c)	Not applicable.

ITEM 33.   Location of Accounts and Records

All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.

The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri  64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 300 Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428.  The address of Caritas Capital, LLC, investment advisor to the Caritas All-Cap Growth Fund, is 5950 Fairview Road, Suite 610-A, Charlotte, North Carolina 28210.  The address for CV Investment Advisors, LLC, investment advisor for the Prophecy Alpha Trading Fund, CV Asset Allocation Fund and CV Sector Rotational Fund is 300 Conshohocken State Road, Suite 200, West Conshohocken, Pennsylvania 19428.  The address of Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Fund Strategy, is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035.  The address of FolioMetrix, LLC, investment advisor to the FMX Funds is 821 Pacific Street, Omaha, Nebraska 68108.  The address for Greenwood Capital Associates, LLC, investment advisor for the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund, is 104 Maxwell Avenue, Greenwood, South Carolina 29646.  The address for Navigator Money Management, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590.  The address for Presidio Capital Investments, LLC, investment advisor to the Presidio Multi-Strategy Fund, is 1777 Borel

Place, Suite 415, San Mateo, CA 94402.  The address for Prophecy Asset Management, Inc., investment Sub-advisor for the Prophecy Alpha Trading Fund is 641 Lexington Avenue, 13th Floor, New York, New York 10022.  The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sentinel Capital Solutions, Inc., investment advisor to the SCS Tactical Allocation Fund, is 38 S. Potomac Street, Suite 304, Hagerstown, MD 21740. The address for Thornhill Securities, Inc., investment advisor for the Thornhill Strategic Equity Fund, is 336 S. Congress, Suite 200, Austin, Texas  78704. The address for ICC Capital Management, Inc., investment Sub-advisor for the CV Sector Rotational Fund is 390 N. Orange Avenue, 27th Floor, Orlando, Florida 32803

ITEM 34.    Management Services

None.

ITEM 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 4th day of February, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	February 4, 2013
Jack E. Brinson

*	Trustee & Chairman	February 4, 2013
James H. Speed, Jr.

*	Trustee	February 4, 2013
J. Buckley Strandberg

*	Trustee	February 4, 2013
Michael G. Mosley

*	Trustee	February 4, 2013
Theo H. Pitt, Jr.

*	President, FMX Funds	February 4, 2013
D.J. Murphey

*	Treasurer, FMX Funds	February 4, 2013
Julie M. Koethe

*	President & Treasurer,	February 4, 2013
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President & Treasurer,	February 4, 2013
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	February 4, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	February 4, 2013
Craig L. Lukin

*	President & Treasurer,	February 4, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President & Treasurer,	February 4, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	February 4, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	February 4, 2013
Michael W. Nix

*	President, Arin Funds	February 4, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	February 4, 2013
Lawrence H. Lempert

*	President,	February 4, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	February 4, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	February 4, 2013
Jeffrey R. Spotts	Prophecy Alpha Trading Fund

*	President,	February 4, 2013
Michael Barron	CV Sector Rotational Fund,

* Brenda A. Smith	Treasurer of the Prophecy Alpha Trading Fund and CV Sector Rotational Fund, President and Treasurer of the CV Asset Allocation Fund	February 4, 2013

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	February 4, 2013

* By: /s/ A. Vason Hamrick	Dated: February 4, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact